                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30

Date of reporting period: 12/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE STRATEGIC ALLOCATION FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (58.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.4%)
AeroVironment                                            4,725(b)            $173,927
Axsys Technologies                                       2,353(b)             129,086
Ceradyne                                                17,561(b)             356,664
General Dynamics                                        57,221              3,295,357
United Technologies                                     18,515                992,404
                                                                      ---------------
Total                                                                       4,947,438
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                   42,476              2,337,454
Hub Group Cl A                                           9,956(b)             264,133
Pacer Intl                                              29,502                307,706
                                                                      ---------------
Total                                                                       2,909,293
-------------------------------------------------------------------------------------


AIRLINES (0.4%)
Air France-KLM                                          18,648(c)             241,572
Alaska Air Group                                        18,930(b)             553,703
Allegiant Travel                                         2,053(b)              99,714
AMR                                                     17,074(b)             182,180
Continental Airlines Cl B                                8,025(b)             144,932
Delta Air Lines                                         30,802(b)             352,991
Deutsche Lufthansa                                      12,414(c)             207,526
Hawaiian Holdings                                       45,953(b)             293,180
Qantas Airways                                         116,456(c)             218,856
Singapore Airlines                                      29,533(c)             235,239
SkyWest                                                 53,529                995,638
Southwest Airlines                                     126,259              1,088,352
UAL                                                      9,506                104,756
                                                                      ---------------
Total                                                                       4,718,639
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Aisin Seiki                                             15,200(c)             217,609
Autoliv                                                 11,833(c)             253,936
Bridgestone                                             44,400(c)             665,689
Cooper Tire & Rubber                                    38,199                235,306
Exide Technologies                                      31,398(b)             166,095
Fuel Systems Solutions                                   4,383(b)             143,587
GKN                                                     66,387(c)              93,773
Goodyear Tire & Rubber                                  16,174(b)              96,559
Lear                                                    78,795(b)             111,101
Michelin Series B                                        1,021(c)              54,186
Valeo                                                    8,454(c)             126,505
                                                                      ---------------
Total                                                                       2,164,346
-------------------------------------------------------------------------------------


AUTOMOBILES (0.7%)
BMW                                                     43,974(c)           1,290,192
Daimler                                                 15,030(c)             568,783
Ford Motor                                             470,218(b)           1,076,799
Fuji Heavy Inds                                         83,000(c)             227,994
General Motors                                         202,903                649,290
Harley-Davidson                                         51,703                877,400
Honda Motor                                            116,700(c)           2,484,460
Nissan Motor                                           165,400(c)             594,786
Peugeot                                                 25,604(c)             439,712
Renault                                                 19,976(c)             523,640
Yamaha Motor                                            23,700(c)             249,269
                                                                      ---------------
Total                                                                       8,982,325
-------------------------------------------------------------------------------------


BEVERAGES (1.4%)
Asahi Breweries                                          6,800(c)             117,521
Brown-Forman Cl B                                       10,954                564,021
Coca-Cola                                              166,039              7,516,586
Coca-Cola Enterprises                                   47,163                567,371
Coca-Cola Hellenic Bottling                              3,445(c)              50,318
PepsiCo                                                178,102              9,754,646
                                                                      ---------------
Total                                                                      18,570,463
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.2%)
Cephalon                                                 9,917(b)             764,006
CSL                                                     16,531(c)             397,660
Cubist Pharmaceuticals                                   3,567(b)              86,179
CV Therapeutics                                         20,971(b)             193,143
Emergent BioSolutions                                   11,182(b)             291,962
Gilead Sciences                                        270,378(b)          13,827,130
Myriad Genetics                                          7,833(b)             519,015
NPS Pharmaceuticals                                     22,944(b)             142,482
                                                                      ---------------
Total                                                                      16,221,577
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
American Woodmark                                        5,602                102,124
Compagnie de Saint-Gobain                                4,036(c)             191,560
Insteel Inds                                            18,918                213,584
Masco                                                   93,774              1,043,704
Owens Corning                                            4,559(b)              78,871
Trex                                                     3,971(b)              65,363
                                                                      ---------------
Total                                                                       1,695,206
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.9%)
3i Group                                                33,116(c)             131,565
Broadpoint Securities Group                              6,890(b)              20,463
Deutsche Bank                                           21,925(c)             878,149
Goldman Sachs Group                                     14,655              1,236,735
Knight Capital Group Cl A                               16,860(b)             272,289
Morgan Stanley                                         305,575              4,901,424
State Street                                            47,460              1,866,602
Stifel Financial                                         8,257(b)             378,583
SWS Group                                               32,347                612,976
T Rowe Price Group                                       2,293                 81,264
UBS                                                     99,988(b,c)         1,452,237
                                                                      ---------------
Total                                                                      11,832,287
-------------------------------------------------------------------------------------


CHEMICALS (1.3%)
Air Liquide                                              1,793(c)             164,940
BASF                                                     9,718(c)             376,679
Dow Chemical                                           195,926              2,956,524
Eastman Chemical                                         2,662                 84,412
Ecolab                                                  24,805                871,896
Innophos Holdings                                       11,361                225,061
Koninklijke DSM                                          6,704(c)             172,807
Linde                                                    3,808(c)             325,329
Mitsui Chemicals                                        34,000(c)             126,291
Monsanto                                                81,536              5,736,059
OM Group                                                10,668(b)             225,201
PPG Inds                                                15,222                645,869
Praxair                                                 46,654              2,769,381
Sigma-Aldrich                                           16,483                696,242
Solutia                                                 28,944(b)             130,248
Solvay                                                     708(c)              52,810
Stepan                                                   4,865                228,606
Syngenta                                                 2,894(c)             561,229
Umicore                                                  2,963(c)              58,814
Westlake Chemical                                        3,448                 56,168
WR Grace & Co                                           70,464(b)             420,670
Yara Intl                                                8,400(c)             186,265
                                                                      ---------------
Total                                                                      17,071,501
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.1%)
Allied Irish Banks                                      52,833(c)             126,946
Australia & New Zealand Banking Group                   24,889(c)             274,103
Banca Monte dei Paschi di Siena                        127,391(c)             279,427
BancFirst                                                4,379                231,737
Banco Bilbao Vizcaya Argentaria                         62,597(c)             779,089
Banco Popolare                                          36,427(c)             259,439
Banco Santander                                         73,092(c)             709,296
Bank of Ireland                                        101,381(c)             117,488
Barclays                                               772,721(c)           1,781,775
BB&T                                                    73,481              2,017,787
BNP Paribas                                             37,960(c)           1,645,894


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Chuo Mitsui Trust Holdings                              61,000(c)            $299,787
Comerica                                                45,840                909,924
Commerzbank                                             18,079(c)             174,882
Credit Agricole                                         84,870(c)             957,559
Danske Bank                                             16,800(c)             170,125
Dexia                                                   48,461(c)             220,702
DNB NOR                                                 84,300(c)             337,174
Fifth Third Bancorp                                    136,426              1,126,879
First BanCorp                                           17,386(c)             193,680
First Citizens BancShares Cl A                             507                 77,470
First Financial                                          5,392                221,018
First Financial Bankshares                               6,694                369,576
First Horizon Natl                                      56,336                595,466
Hang Seng Bank                                           3,600(c)              47,530
HBOS                                                   599,720(c)             629,817
Huntington Bancshares                                   90,824                695,712
Intesa Sanpaolo                                        171,745(c)             579,940
Intl Bancshares                                         11,027                240,719
KBC Groep                                                1,717(c)              51,832
KeyCorp                                                141,805              1,208,179
Lloyds TSB Group                                       341,865(c)             656,438
Mizuho Financial Group                                      74(c)             218,729
Natixis                                                 91,870(c)             163,703
Natl City                                              201,626                364,943
Nordea Bank                                             41,800(c)             301,334
Oversea-Chinese Banking                                 15,000(c)              52,822
Republic Bancorp Cl A                                    7,784                211,725
Resona Holdings                                            307(c)             472,202
Royal Bank of Scotland Group                         1,641,972(c)           1,226,227
Shinsei Bank                                           134,000(c)             211,991
Societe Generale                                        18,072(c)             920,970
SunTrust Banks                                          69,742              2,060,178
Svenska Handelsbanken Series A                           9,800(c)             163,903
Swedbank                                                15,600(c)              93,195
Synovus Financial                                       50,689                420,719
TowneBank                                                6,630                164,358
Trico Bancshares                                         6,994                174,640
Trustmark                                                8,623                186,171
UMB Financial                                            5,515                271,007
UniCredit                                              374,158(c)             955,585
Unione di Banche Italiane                               15,725(c)             231,664
Wells Fargo & Co                                       125,322                694,284
Wilshire Bancorp                                        24,434                221,861
Yadkin Valley Financial                                  3,378                 48,137
Zions Bancorporation                                     5,110                125,246
                                                                      ---------------
Total                                                                      27,942,984
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
ABM Inds                                                 5,835                111,157
American Ecology                                         4,576                 92,572
Clean Harbors                                            4,680(b)             296,899
Dai Nippon Printing                                     39,000(c)             430,939
HNI                                                     14,438                228,698
Kimball Intl Cl B                                       26,188                225,479
Republic Services                                       29,172                723,174
RR Donnelley & Sons                                     32,551                442,043
Sykes Enterprises                                        7,285(b)             139,289
Tetra Tech                                               4,246(b)             102,541
United Stationers                                        5,458(b)             182,788
Waste Management                                        80,883              2,680,463
                                                                      ---------------
Total                                                                       5,656,042
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.4%)
3Com                                                    82,188(b)             187,389
ARRIS Group                                             28,668(b)             227,911
Corning                                                 53,225                507,234
InterDigital                                            15,226(b)             418,715
NETGEAR                                                 16,179(b)             184,602
QUALCOMM                                                87,855(o)           3,147,845
Tekelec                                                 10,383(b)             138,509
Tellabs                                                 17,869(b)              73,620
                                                                      ---------------
Total                                                                       4,885,825
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.7%)
Adaptec                                                 36,807(b)             121,463
Apple                                                   80,511(b)           6,871,614
Electronics for Imaging                                  9,131(b)              87,292
IBM                                                    151,334             12,736,270
Lexmark Intl Cl A                                       71,284(b)           1,917,540
NEC                                                     86,000(c)             290,823
Seiko Epson                                             17,200(c)             273,564
Western Digital                                         32,296(b)             369,789
                                                                      ---------------
Total                                                                      22,668,355
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group                                             15,126(b)             339,276
FLSmidth & Co                                            1,925(c)              67,920
Fluor                                                   16,880                757,406
Granite Construction                                    14,580                640,499
Perini                                                  33,961(b)             794,009
                                                                      ---------------
Total                                                                       2,599,110
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
Advanta Cl B                                            55,233                115,437
Discover Financial Services                             42,400                404,072
SLM                                                     53,034(b)             472,003
                                                                      ---------------
Total                                                                         991,512
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Rock-Tenn Cl A                                          10,268                350,960
Toyo Seikan Kaisha                                       6,100(c)             105,690
                                                                      ---------------
Total                                                                         456,650
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                           31,609              1,196,717
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.2%)
Benesse                                                  2,700(c)             118,103
Corinthian Colleges                                     10,350(b)             169,430
H&R Block                                               88,931              2,020,512
Regis                                                   14,227                206,718
Universal Technical Institute                            5,449(b)              93,559
                                                                      ---------------
Total                                                                       2,608,322
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.8%)
Bank of America                                        865,110             11,627,252
CIT Group                                               87,918                399,148
Citigroup                                            1,849,527             12,410,326
Fortis                                                  93,977(c)             124,481
ING Groep                                              174,796(c)           1,932,446
Investor Cl B                                           66,800(c)           1,030,517
JPMorgan Chase & Co                                    322,830             10,178,830
Moody's                                                  3,382                 67,944
                                                                      ---------------
Total                                                                      37,770,944
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Belgacom                                                 9,465(c)             363,460
BT Group                                               226,286(c)             461,684
Deutsche Telekom                                        74,934(c)           1,135,929
Embarq                                                  36,025              1,295,458
France Telecom                                          11,776(c)             329,705
Frontier Communications                                 35,269                308,251
Koninklijke (Royal) KPN                                 19,159(c)             279,795
Nippon Telegraph & Telephone                               175(c)             939,388
NTELOS Holdings                                          3,633                 89,590
Qwest Communications Intl                               54,095                196,906
SingTel                                                 56,000(c)             101,068
Swisscom                                                   167(c)              54,078
Telecom Italia                                       1,305,166(c)           1,648,928
Telstra                                                 58,595(c)             160,011
                                                                      ---------------
Total                                                                       7,364,251
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.0%)
British Energy Group                                   115,419(c)           1,312,132
Chubu Electric Power                                     4,300(c)             130,911
Chugoku Electric Power                                   5,000(c)             131,594
CLP Holdings                                           127,000(c)             863,450
E.ON                                                    49,920(c)           1,939,957
Exelon                                                  52,553              2,922,472
FirstEnergy                                             69,157              3,359,648
Fortum                                                  13,127(c)             286,603
Hawaiian Electric Inds                                   9,367                207,385
Hokkaido Electric Power                                  4,200(c)             106,140
Hokuriku Electric Power                                  4,700(c)             132,895
Hongkong Electric Holdings                             137,500(c)             774,134
Kansai Electric Power                                    5,100(c)             147,661
Portland General Electric                               17,696                344,541
Terna -- Rete Elettrica Nationale                       42,531(c)             140,983
Tohoku Electric Power                                   11,300(c)             305,544
Tokyo Electric Power                                    16,400(c)             547,219
Verbund Series A                                         3,329(c)             154,617
                                                                      ---------------
Total                                                                      13,807,886
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
ABB                                                     33,383(b,c)           508,212
ALSTOM                                                   5,947(c)             356,004
American Superconductor                                  7,172(b)             116,975
Emerson Electric                                        46,317              1,695,665
Encore Wire                                              5,170                 98,023
Ener1                                                   12,044(b)              86,115
Energy Conversion Devices                               13,450(b)             339,075
Gamesa Tecnologica                                       5,879(c)             107,675


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)
GrafTech Intl                                           25,633(b)            $213,267
Vestas Wind Systems                                      8,355(b,c)           494,226
                                                                      ---------------
Total                                                                       4,015,237
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Alps Electric                                           32,300(c)             159,234
Anixter Intl                                             9,615(b)             289,604
Arrow Electronics                                       16,659(b)             313,856
Avnet                                                   15,687(b)             285,660
Benchmark Electronics                                   57,691(b)             736,714
FUJIFILM Holdings                                        8,800(c)             196,366
Hitachi                                                195,000(c)             756,446
Ingram Micro Cl A                                       27,384(b)             366,672
Insight Enterprises                                     45,204(b)             311,908
Jabil Circuit                                           24,151                163,019
Methode Electronics                                     20,580                138,709
Plexus                                                  10,720(b)             181,704
SYNNEX                                                  16,801(b)             190,355
Vishay Intertechnology                                  20,551(b)              70,284
                                                                      ---------------
Total                                                                       4,160,531
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.7%)
AMEC                                                     7,461(c)              54,643
BASiC Energy Services                                   31,674(b)             413,029
BJ Services                                             80,753                942,388
Bronco Drilling                                         10,631(b)              68,676
Cameron Intl                                            23,633(b)             484,477
Complete Production Services                            18,239(b)             148,648
ENSCO Intl                                              45,273              1,285,299
Fugro                                                    2,187(c)              63,144
GulfMark Offshore                                        7,612(b)             181,089
Helmerich & Payne                                        7,894                179,589
Lufkin Inds                                              5,403                186,404
Nabors Inds                                             90,771(b,c)         1,086,528
Newpark Resources                                       24,201(b)              89,544
Noble                                                   33,134                731,930
Oil States Intl                                          3,959(b)              73,994
Parker Drilling                                         70,559(b)             204,621
Patterson-UTI Energy                                    15,164                174,538
Pioneer Drilling                                        24,189(b)             134,733
Precision Drilling Trust Unit                           11,137(c)              93,439
Rowan Companies                                          7,142                113,558
RPC                                                      9,777                 95,424
SEACOR Holdings                                          1,142(b)              76,114
SeaDrill                                                 9,450(c)              77,640
Smith Intl                                              10,030                229,587
Tidewater                                                3,765                151,617
Unit                                                     4,170(b)             111,422
Weatherford Intl                                       184,306(b)           1,994,190
                                                                      ---------------
Total                                                                       9,446,265
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.3%)
Casey's General Stores                                   4,740                107,930
Casino Guichard Perrachon                                1,329(c)             101,745
Colruyt                                                    688(c)             148,507
Costco Wholesale                                        25,751              1,351,928
Delhaize Group                                             781(c)              48,496
FamilyMart                                               4,200(c)             182,319
Ingles Markets Cl A                                     11,854                208,512
Lawson                                                   4,400(c)             253,642
Nash Finch                                               3,984                178,842
Pantry                                                   4,634(b)              99,399
Safeway                                                 74,571              1,772,552
Seven & I Holdings                                      27,000(c)             927,624
SUPERVALU                                               51,356                749,798
Wal-Mart Stores                                        663,067(o)          37,171,535
Winn-Dixie Stores                                       26,699(b)             429,854
                                                                      ---------------
Total                                                                      43,732,683
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland                                  39,612              1,142,014
Bunge                                                    5,619                290,896
Cal-Maine Foods                                          7,976                228,911
Campbell Soup                                           11,910                357,419
Darling Intl                                            39,488(b)             216,789
Dean Foods                                               4,020(b)              72,239
Flowers Foods                                           22,818                555,846
Fresh Del Monte Produce                                 11,437(b,c)           256,418
General Mills                                           93,930              5,706,249
Hershey                                                  5,666                196,837
HJ Heinz                                                19,387                728,951
Imperial Sugar                                           6,283                 90,098
JM Smucker                                              17,213                746,356
Kellogg                                                 14,084                617,583
Nestle                                                  88,929(c)           3,515,313
Ralcorp Holdings                                         6,832(b)             398,989
Sanderson Farms                                          3,408                117,780
Sara Lee                                               178,674              1,749,218
TreeHouse Foods                                          5,743(b)             156,439
Unilever                                                50,775(c)           1,204,709
                                                                      ---------------
Total                                                                      18,349,054
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Atmos Energy                                             4,391                104,067
Hong Kong & China Gas                                   28,500(c)              43,220
Laclede Group                                            6,697                313,687
Natl Fuel Gas                                            1,343                 42,076
New Jersey Resources                                    13,652                537,206
Osaka Gas                                               52,000(c)             240,355
Piedmont Natural Gas                                    15,614                494,495
Questar                                                 19,244                629,087
Tokyo Gas                                               30,000(c)             151,999
                                                                      ---------------
Total                                                                       2,556,192
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Becton Dickinson & Co                                   19,378              1,325,261
Conmed                                                   3,645(b)              87,261
Covidien                                                28,223              1,022,802
CR Bard                                                 13,548              1,141,554
CryoLife                                                11,712(b)             113,724
Cyberonics                                               7,736(b)             128,186
Greatbatch                                               4,017(b)             106,290
Natus Medical                                            6,077(b)              78,697
STERIS                                                  15,430                368,623
Synthes                                                  2,173                275,071
TERUMO                                                   8,200(c)             383,963
Thoratec                                                14,433(b)             468,928
Varian Medical Systems                                  18,506(b)             648,450
Volcano                                                 13,460(b)             201,900
ZOLL Medical                                             5,858(b)             110,658
                                                                      ---------------
Total                                                                       6,461,368
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.0%)
Aetna                                                   35,867              1,022,210
Almost Family                                            2,800(b)             125,944
AMERIGROUP                                              23,777(b)             701,897
Cardinal Health                                         49,996              1,723,362
CIGNA                                                  156,669              2,639,872
Coventry Health Care                                     9,902(b)             147,342
Express Scripts                                         36,533(b)           2,008,584
Fresenius Medical Care & Co                              6,767(c)             315,398
Gentiva Health Services                                  6,192(b)             181,178
Health Management Associates Cl A                       46,626(b)              83,461
Health Net                                               8,761(b)              95,407
HealthSpring                                            42,279(b)             844,312
Humana                                                  15,062(b)             561,511
Kindred Healthcare                                      42,234(b)             549,887
Landauer                                                 1,708                125,196
LHC Group                                                1,779(b)              64,044
Magellan Health Services                                14,282(b)             559,283
Molina Healthcare                                       15,024(b)             264,573
Omnicare                                                 8,431                234,045
Quest Diagnostics                                        8,934                463,764
Tenet Healthcare                                        63,101(b)              72,566
Universal American Financial                            16,614(b)             146,535
Universal Health Services Cl B                           1,998                 75,065
                                                                      ---------------
Total                                                                      13,005,436
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.8%)
Bob Evans Farms                                         11,161                228,019
Buffalo Wild Wings                                       4,253(b)             109,089
Compass Group                                           25,720(c)             130,143
Intl Game Technology                                    60,628                720,867
Ladbrokes                                               75,497(c)             205,723
McDonald's                                             141,442              8,796,278
Oriental Land                                            1,500(c)             123,095
Panera Bread Cl A                                        2,015(b)             105,264
                                                                      ---------------
Total                                                                      10,418,478
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.6%)
American Greetings Cl A                                 16,465                124,640
Berkeley Group Holdings Unit                            13,739(b,c)           176,750
Black & Decker                                          11,058                462,335
Centex                                                  37,535                399,372
DR Horton                                              167,928              1,187,251
Electrolux Series B                                     12,429(c)             109,995
Helen of Troy                                            4,562(b,c)            79,196
KB Home                                                 17,276                235,299
Leggett & Platt                                         35,412                537,908
Lennar Cl A                                             65,519                568,050
Natl Presto Inds                                         3,367                259,259
NVR                                                        482(b)             219,913
Panasonic                                               37,000(c)             454,612
Pulte Homes                                             69,151                755,820
Ryland Group                                            10,069                177,919
Snap-On                                                 19,461                766,374


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Sony                                                    10,500(c)            $229,554
Toll Brothers                                            3,382(b)              72,476
Whirlpool                                               17,122                707,995
                                                                      ---------------
Total                                                                       7,524,718
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.4%)
Clorox                                                   3,173                176,292
Colgate-Palmolive                                       61,820              4,237,142
Kao                                                      7,000(c)             212,534
Kimberly-Clark                                          22,189              1,170,248
                                                                      ---------------
Total                                                                       5,796,216
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
Calpine                                                  6,896(b)              50,203
Constellation Energy Group                               4,112                103,170
                                                                      ---------------
Total                                                                         153,373
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.6%)
3M                                                      59,795              3,440,604
Hankyu Hanshin Holdings                                 21,000(c)             121,227
Orkla                                                   10,200(c)              68,416
Seaboard                                                   330                394,020
Textron                                                 36,820                510,693
Tomkins                                                106,351(c)             194,257
Tredegar                                                10,715                194,799
Tyco Intl                                              161,272(c)           3,483,475
                                                                      ---------------
Total                                                                       8,407,491
-------------------------------------------------------------------------------------


INSURANCE (4.3%)
ACE                                                    129,315(c)           6,843,350
Aegon                                                  203,009(c)           1,287,284
AFLAC                                                   87,919              4,030,207
Allied World Assurance Holdings                          3,978(c)             161,507
Allstate                                               291,701              9,556,125
Ambac Financial Group                                   69,708                 90,620
American Financial Group                                 6,108                139,751
American Intl Group                                    255,171                400,618
Arch Capital Group                                       3,336(b,c)           233,854
Aspen Insurance Holdings                                47,642(c)           1,155,319
Aviva                                                  123,061(c)             707,435
AXA                                                     12,401(c)             279,600
Axis Capital Holdings                                   10,793(c)             314,292
Chubb                                                   54,330              2,770,830
CNP Assurances                                           4,922(c)             359,234
Endurance Specialty Holdings                             4,034(c)             123,158
Everest Re Group                                         3,490(c)             265,729
Friends Provident                                       90,267(c)             117,055
Genworth Financial Cl A                                172,028                491,140
Hartford Financial Services Group                       44,143                724,828
HCC Insurance Holdings                                   8,365                223,764
IPC Holdings                                            26,345(c)             787,716
Marsh & McLennan Companies                              82,499              2,002,251
MBIA                                                    35,235                143,406
MetLife                                                 25,693                895,658
Montpelier Re Holdings                                  30,684(c)             515,184
Odyssey Re Holdings                                     14,336                742,748
Old Mutual                                             675,815(c)             551,058
PartnerRe                                                3,678(c)             262,131
Platinum Underwriters Holdings                          28,920(c)           1,043,434
Progressive                                            456,082              6,754,574
RenaissanceRe Holdings                                   4,443(c)             229,081
RLI                                                      9,202                562,794
SCOR                                                    10,398(c)             241,310
Torchmark                                               26,431              1,181,466
Travelers Companies                                    205,884              9,305,957
Unipol Gruppo Finanziario                               76,962(c)              85,225
Unum Group                                              14,004                260,474
Validus Holdings                                        31,469(c)             823,229
WR Berkley                                              10,402                322,462
XL Capital Cl A                                         25,797(c)              95,449
Zenith Natl Insurance                                   19,567                617,730
Zurich Financial Services                                2,354(c)             513,412
                                                                      ---------------
Total                                                                      58,212,449
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (--%)
Home Retail Group                                       55,493(c)             173,759
NutriSystem                                             19,384                282,812
Rakuten                                                    237(c)             150,830
                                                                      ---------------
Total                                                                         607,401
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (--%)
Ariba                                                   25,589(b)             184,497
EarthLink                                               26,673(b)             180,309
ModusLink Global Solutions                              46,300(b)             133,807
                                                                      ---------------
Total                                                                         498,613
-------------------------------------------------------------------------------------


IT SERVICES (0.9%)
Affiliated Computer Services Cl A                       32,718(b)           1,503,392
Automatic Data Processing                               31,051              1,221,546
Ciber                                                   48,799(b)             234,723
Computer Sciences                                       15,072(b)             529,630
CSG Systems Intl                                        15,588(b)             272,322
Integral Systems                                        12,477(b)             150,348
ManTech Intl Cl A                                       15,118(b)             819,244
MasterCard Cl A                                         22,939              3,278,672
Paychex                                                 35,751                939,536
Perot Systems Cl A                                      20,197(b)             276,093
SAIC                                                    12,110(b)             235,903
Total System Services                                   24,529                343,406
Western Union                                          177,518              2,545,609
                                                                      ---------------
Total                                                                      12,350,424
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Brunswick                                               65,641                276,349
Eastman Kodak                                           59,979                394,662
Hasbro                                                  31,818                928,131
JAKKS Pacific                                           28,333(b)             584,510
Mattel                                                 106,922              1,710,752
Nikon                                                    4,000(c)              47,989
Sankyo                                                   3,100(c)             156,321
                                                                      ---------------
Total                                                                       4,098,714
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
Illumina                                                 3,130(b)              81,537
Life Technologies                                       15,137(b)             352,843
Lonza Group                                              2,318(c)             214,532
Luminex                                                 12,338(b)             263,540
Sequenom                                                 7,815(b)             155,050
Techne                                                     991                 63,939
Waters                                                  12,356(b)             452,847
                                                                      ---------------
Total                                                                       1,584,288
-------------------------------------------------------------------------------------


MACHINERY (0.5%)
Badger Meter                                             2,144                 62,219
Bucyrus Intl                                             1,760                 32,595
Cummins                                                  5,561                148,646
Deere & Co                                              60,468              2,317,133
Force Protection                                        27,789(b)             166,178
FreightCar America                                       5,490                100,302
Gardner Denver                                           3,092(b)              72,167
Gorman-Rupp                                              2,572                 80,041
Illinois Tool Works                                     23,405                820,345
Ingersoll-Rand Cl A                                     24,573(c)             426,342
Invensys                                                38,083(b,c)            97,644
Japan Steel Works                                       15,000(c)             209,920
Manitowoc                                               21,656                187,541
Mueller Inds                                            36,257                909,326
NACCO Inds Cl A                                          5,810                217,352
Nordson                                                  8,045                259,773
Timken                                                   9,013                176,925
Vallourec                                                1,694(c)             193,474
Wabtec                                                  17,311                688,112
                                                                      ---------------
Total                                                                       7,166,035
-------------------------------------------------------------------------------------


MARINE (0.1%)
A P Moller -- Maersk Series B                               70(c)             378,668
Mitsui OSK Lines                                        63,000(c)             389,187
Neptune Orient Lines                                   114,000(c)              90,729
Orient Overseas Intl                                    39,000(c)              87,450
                                                                      ---------------
Total                                                                         946,034
-------------------------------------------------------------------------------------


MEDIA (1.0%)
CBS Cl B                                               248,375              2,034,191
Comcast Cl A                                           481,237              8,123,282
Gannett                                                175,980              1,407,840
Marvel Entertainment                                    11,587(b)             356,300
New York Times Cl A                                     62,001                454,467
Reed Elsevier                                           47,368(c)             396,386
SES FDR                                                  3,683(c)              71,699
                                                                      ---------------
Total                                                                      12,844,165
-------------------------------------------------------------------------------------


METALS & MINING (0.8%)
Allegheny Technologies                                   6,368                162,575
AM Castle & Co                                          19,235                208,315
ArcelorMittal                                           35,005(c)             852,316
BHP Billiton                                            62,359(c)           1,243,754
BlueScope Steel                                         27,032(c)              67,749
Cliffs Natural Resources                                10,090                258,405
Commercial Metals                                       16,631                197,410
Compass Minerals Intl                                    7,673                450,098
Fortescue Metals Group                                  34,026(b,c)            47,329
Freeport-McMoRan Copper & Gold                          12,951                316,522
Kaiser Aluminum                                          3,689                 83,076


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
METALS & MINING (CONT.)
Mitsui Mining & Smelting                                98,000(c)            $207,803
Norsk Hydro                                             77,900(c)             319,960
Nucor                                                   72,823              3,364,423
Olympic Steel                                           10,976                223,581
OneSteel                                                27,102(c)              47,807
Outokumpu                                               11,077(c)             132,399
Rautaruukki                                              5,154(c)              90,421
Reliance Steel & Aluminum                                7,413                147,815
Rio Tinto                                               25,397(c)             616,939
Salzgitter                                               1,912(c)             149,287
Schnitzer Steel Inds Cl A                                2,287                 86,106
SSAB Svenskt Stal Series B                              12,100(c)             102,036
United States Steel                                     27,587              1,026,236
Xstrata                                                 20,641(c)             195,946
                                                                      ---------------
Total                                                                      10,598,308
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.3%)
Big Lots                                                28,084(b)             406,937
Dillard's Cl A                                          54,891                217,917
Dollar Tree                                              4,707(b)             196,753
Family Dollar Stores                                    39,025              1,017,382
Fred's Cl A                                             19,962                214,791
JC Penney                                               16,014                315,476
Kohl's                                                  38,509(b)           1,394,025
Macy's                                                  18,669                193,224
Sears Holdings                                           3,317(b)             128,932
                                                                      ---------------
Total                                                                       4,085,437
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.2%)
AGL Energy                                              20,990(c)             228,281
DTE Energy                                               3,756                133,977
GDF Suez                                                36,345(c)           1,812,175
Integrys Energy Group                                    1,501                 64,513
MDU Resources Group                                      6,656                143,636
TECO Energy                                             17,236                212,865
Vectren                                                  2,943                 73,604
                                                                      ---------------
Total                                                                       2,669,051
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.2%)
Anadarko Petroleum                                      69,390              2,674,985
Apache                                                  15,723              1,171,835
Arena Resources                                          4,189(b)             117,669
BG Group                                               121,509(c)           1,706,264
Bill Barrett                                             3,232(b)              68,292
BP                                                      87,177(c)             682,715
BPZ Resources                                           17,900(b)             114,560
Cabot Oil & Gas                                         23,447                609,622
Carrizo Oil & Gas                                        4,533(b)              72,981
Chevron                                                394,635             29,191,150
Cimarex Energy                                           7,079                189,576
Clayton Williams Energy                                  1,833(b)              83,292
Comstock Resources                                      13,635(b)             644,254
ConocoPhillips                                         148,636              7,699,344
CONSOL Energy                                           57,625              1,646,923
Contango Oil & Gas                                       3,197(b)             179,991
Eni                                                    101,136(c)           2,444,649
EOG Resources                                           26,019              1,732,345
EXCO Resources                                          35,361(b)             320,371
Exxon Mobil                                            118,419              9,453,388
Frontier Oil                                             8,027                101,381
GMX Resources                                            3,953(b)             100,090
Goodrich Petroleum                                       6,751(b)             202,192
Gran Tierra Energy                                      49,736(b,c)           139,261
Hess                                                    23,090              1,238,548
Intl Coal Group                                         37,444(b)              86,121
James River Coal                                        10,454(b)             160,260
Marathon Oil                                           124,506              3,406,484
Massey Energy                                           14,006                193,143
McMoRan Exploration                                     22,815(b)             223,587
Murphy Oil                                              28,153              1,248,586
Neste Oil                                                6,002(c)              90,749
Nippon Mining Holdings                                  79,500(c)             344,810
Nippon Oil                                              59,000(c)             299,020
Occidental Petroleum                                   121,035              7,260,889
OMV                                                     11,051(c)             294,962
Origin Energy                                           44,569(c)             512,767
Peabody Energy                                          76,388              1,737,827
Penn Virginia                                            9,850                255,903
PetroQuest Energy                                       11,646(b)              78,727
Pioneer Natural Resources                               28,097                454,609
Repsol YPF                                              20,016(c)             429,268
Rosetta Resources                                       25,072(b)             177,510
Royal Dutch Shell Series A                             109,501(c)           2,918,646
Royal Dutch Shell Series B                              78,841(c)           2,027,475
Santos                                                  26,289(c)             280,986
Southwestern Energy                                    131,883(b)           3,820,650
Spectra Energy                                          68,243              1,074,145
St. Mary Land & Exploration                              5,535                112,416
StatoilHydro                                             5,644(c)              95,157
Stone Energy                                            15,527(b)             171,108
Sunoco                                                  28,313              1,230,483
Swift Energy                                            19,865(b)             333,931
Tesoro                                                  38,828                511,365
Total                                                   15,573(c)             860,042
USEC                                                    46,708(b)             209,719
VAALCO Energy                                           28,221(b)             209,964
Valero Energy                                           45,998                995,397
Whiting Petroleum                                        2,058(b)              68,861
Woodside Petroleum                                      16,308(c)             430,482
World Fuel Services                                      4,459                164,983
                                                                      ---------------
Total                                                                      95,356,710
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Crown Paper Escrow                                     705,000(b,l)                 1
Intl Paper                                               6,920                 81,656
Nippon Paper Group                                          76(c)             312,074
Oji Paper                                               29,000(c)             170,420
Stora Enso Series R                                     51,806(c)             412,229
Svenska Cellulosa Series B                              62,007(c)             544,510
UPM-Kymmene                                              8,672(c)             111,664
Wausau Paper                                            17,606                201,413
                                                                      ---------------
Total                                                                       1,833,967
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Estee Lauder Companies Cl A                             19,307                597,745
Shiseido                                                 5,000(c)             102,779
                                                                      ---------------
Total                                                                         700,524
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.9%)
Astellas Pharma                                         13,000(c)             531,885
AstraZeneca                                             31,182(c)           1,294,166
Bayer                                                   11,045(c)             643,981
Chugai Pharmaceutical                                   16,900(c)             328,370
Eisai                                                    5,100(c)             212,727
Elan                                                    27,862(b,c)           165,184
Eli Lilly & Co                                          96,839              3,899,707
Forest Laboratories                                     69,987(b)           1,782,569
GlaxoSmithKline                                         48,149(c)             908,447
Johnson & Johnson                                      543,015             32,488,588
King Pharmaceuticals                                   205,003(b)           2,177,132
Merck                                                      775(c)              69,654
Merck & Co                                             147,057              4,470,534
Novartis                                                48,468(c)           2,423,136
Novo Nordisk Series B                                    3,127(c)             162,143
Par Pharmaceutical Companies                            15,015(b)             201,351
Pfizer                                               2,141,773             37,930,801
Shionogi & Co                                           15,000(c)             387,205
Takeda Pharmaceutical                                    3,100(c)             161,508
Valeant Pharmaceuticals Intl                            17,095(b)             391,476
ViroPharma                                              47,874(b)             623,319
VIVUS                                                   14,050(b)              74,746
                                                                      ---------------
Total                                                                      91,328,629
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.1%)
Administaff                                             11,299                244,962
Heidrick & Struggles Intl                                9,960                214,538
Kelly Services Cl A                                     22,726                295,666
Korn/Ferry Intl                                         15,241(b)             174,052
Manpower                                                 4,357                148,094
Navigant Consulting                                      8,012(b)             127,150
TrueBlue                                                31,924(b)             305,514
                                                                      ---------------
Total                                                                       1,509,976
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
American Campus Communities                              8,229                168,530
Annaly Capital Management                               22,313                354,107
Anworth Mtge Asset                                      28,299                181,963
Capstead Mtge                                           17,450                187,937
CFS Retail Property Trust                              141,760(c)             190,085
Corio                                                    1,208(c)              55,877
Dexus Property Group                                   135,317(c)              79,041
Equity Residential                                      14,474                431,615
HCP                                                     28,877                801,914
Health Care REIT                                         3,148                132,846
Liberty Intl                                            11,731(c)              82,399
Liberty Property Trust                                   8,400                191,772
Macquarie Office Trust                                 300,141(c)              52,589
Public Storage                                          34,030              2,705,385
Stockland                                               64,669(c)             187,657
UDR                                                      4,961                 68,412


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Ventas                                                   3,257               $109,337
                                                                      ---------------
Total                                                                       5,981,466
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Avatar Holdings                                          6,029(b)             159,889
St. Joe                                                  3,499(b)              85,096
Swire Pacific Series A                                  10,500(c)              72,737
                                                                      ---------------
Total                                                                         317,722
-------------------------------------------------------------------------------------


ROAD & RAIL (2.1%)
Arkansas Best                                           23,418                705,116
Burlington Northern Santa Fe                            95,685              7,244,311
Con-way                                                  2,722                 72,405
CSX                                                    141,966              4,609,636
East Japan Railway                                          14(c)             110,639
Genesee & Wyoming Cl A                                   6,474(b)             197,457
Kansas City Southern                                     3,596(b)              68,504
MTR                                                     23,225(c)              54,090
Nippon Express                                          92,000(c)             387,620
Norfolk Southern                                       104,825              4,932,016
Odakyu Electric Railway                                 13,000(c)             114,414
Old Dominion Freight Line                                3,115(b)              88,653
Ryder System                                            17,312                671,359
Saia                                                    15,776(b)             171,327
Union Pacific                                          172,514              8,246,170
Werner Enterprises                                      12,651                219,368
YRC Worldwide                                           19,359(b)              55,560
                                                                      ---------------
Total                                                                      27,948,645
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Altera                                                  58,242                973,224
Amkor Technology                                        99,204(b)             216,265
Intel                                                  837,079             12,271,577
Lam Research                                             6,128(b)             130,404
Linear Technology                                       41,125                909,685
Microchip Technology                                    41,645                813,327
MKS Instruments                                         20,534(b)             303,698
NVIDIA                                                  50,713(b)             409,254
OmniVision Technologies                                 28,772(b)             151,053
Silicon Image                                           55,878(b)             234,688
SUMCO                                                    9,900(c)             125,718
Xilinx                                                  84,620              1,507,928
Zoran                                                   24,895(b)             170,033
                                                                      ---------------
Total                                                                      18,216,854
-------------------------------------------------------------------------------------


SOFTWARE (1.4%)
BMC Software                                            25,710(b)             691,856
Intuit                                                   7,385(b)             175,689
Konami                                                   3,500(c)              90,697
Microsoft                                              384,152              7,467,916
Oracle                                                 480,129(b)           8,512,688
Quality Systems                                          4,720                205,886
Red Hat                                                  5,900(b)              77,998
Salesforce.com                                           1,051(b)              33,643
SAP                                                     21,584(c)             780,664
Symantec                                                59,054(b)             798,410
Take-Two Interactive Software                           14,654                110,784
TeleCommunication Systems Cl A                          21,826(b)             187,485
                                                                      ---------------
Total                                                                      19,133,716
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.9%)
Aaron Rents                                             15,093                401,776
Abercrombie & Fitch Cl A                                35,730                824,291
Advance Auto Parts                                       2,545                 85,639
Aeropostale                                             20,021(b)             322,338
American Eagle Outfitters                                8,148                 76,265
Asbury Automotive Group                                 51,123                233,632
AutoNation                                              53,750(b)             531,050
AutoZone                                                 7,576(b)           1,056,625
Barnes & Noble                                           5,488                 82,320
Bed Bath & Beyond                                       46,075(b)           1,171,227
Best Buy                                                46,100              1,295,871
Blockbuster Cl A                                       183,781(b)             226,970
Brown Shoe                                              36,009                304,996
Cato Cl A                                               16,349                246,870
Chico's FAS                                             40,575(b)             169,604
Children's Place Retail Stores                          13,451(b)             291,618
Collective Brands                                       29,133(b)             341,439
Dress Barn                                              38,203(b)             410,300
Fast Retailing                                           2,900(c)             425,338
Finish Line Cl A                                        31,009                173,650
Foot Locker                                             27,633                202,826
Gap                                                    115,760              1,550,026
Group 1 Automotive                                      23,986                258,329
Home Depot                                             801,757             18,456,445
Hot Topic                                               29,591(b)             274,309
Jo-Ann Stores                                            9,026(b)             139,813
Jos A Bank Clothiers                                     9,264(b)             242,254
Kingfisher                                             143,799(c)             287,381
Limited Brands                                          56,455                566,808
Lowe's Companies                                       227,606              4,898,080
Men's Wearhouse                                         24,731                334,858
Office Depot                                            42,131(b)             125,550
PetSmart                                                 5,032                 92,840
RadioShack                                              50,475                602,672
Rent-A-Center                                           31,025(b)             547,591
Ross Stores                                              8,105                240,962
Sherwin-Williams                                        21,210              1,267,298
Stage Stores                                            30,766                253,820
Urban Outfitters                                         4,491(b)              67,275
Wet Seal Cl A                                           69,485(b)             206,370
                                                                      ---------------
Total                                                                      39,287,326
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Carter's                                                10,415(b)             200,593
Coach                                                   66,181(b)           1,374,580
Hermes Intl                                              3,282(c)             461,556
Jones Apparel Group                                     19,234                112,711
Liz Claiborne                                           57,152                148,595
Nike Cl B                                               14,909                760,359
Skechers USA Cl A                                       15,864(b)             203,376
Steven Madden                                            6,775(b)             144,443
VF                                                      15,279                836,831
Warnaco Group                                            3,937(b)              77,283
                                                                      ---------------
Total                                                                       4,320,327
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
Capitol Federal Financial                                2,298                104,789
Fannie Mae                                             383,484                281,707
First Niagara Financial Group                           25,207                407,597
Freddie Mac                                            257,610                182,929
Hudson City Bancorp                                     94,978              1,515,849
MGIC Investment                                         33,279                115,811
Ocwen Financial                                         23,983(b)             220,164
Trustco Bank NY                                         16,580                157,676
                                                                      ---------------
Total                                                                       2,986,522
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
British American Tobacco                                18,384(c)             486,535
Philip Morris Intl                                      29,481              1,282,718
                                                                      ---------------
Total                                                                       1,769,253
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.2%)
Beacon Roofing Supply                                   12,396(b)             172,056
Fastenal                                                14,434                503,025
Mitsubishi                                              29,300(c)             414,824
Rush Enterprises Cl A                                   20,696(b)             177,365
Sojitz                                                  85,600(c)             142,991
United Rentals                                           8,953(b)              81,651
Watsco                                                   5,957                228,749
WESCO Intl                                               6,367(b)             122,437
Wolseley                                                57,863(c)             327,002
WW Grainger                                             10,449                823,799
                                                                      ---------------
Total                                                                       2,993,899
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (--%)
Macquarie Airports                                     134,443(c)             230,853
Macquarie Infrastructure Group                         123,307(c)             150,778
                                                                      ---------------
Total                                                                         381,631
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
NTT DoCoMo                                                 423(c)             832,230
Sprint Nextel                                          468,405(b)             857,181
USA Mobility                                            26,087(b)             301,827
Vodafone Group                                         417,521(c)             867,335
                                                                      ---------------
Total                                                                       2,858,573
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,235,243,939)                                                   $783,675,374
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUTOMOBILES (--%)
Volkswagen                                               5,024               $278,037
-------------------------------------------------------------------------------------


BANKING (--%)
Fortis Rights                                           93,977(b,r)                --
-------------------------------------------------------------------------------------


ELECTRIC (--%)
BBI EPS                                                  2,324                    208
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $511,399)                                                             $278,245
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (38.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.6%)(C)
KfW
 (Japanese Yen)
 01-20-14                               1.35%        206,000,000           $2,270,684
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00             300,000              222,469
Pemex Project Funding Master Trust
 03-01-18                               5.75          $3,600,000(d)         3,177,000
 06-15-35                               6.63           1,700,000            1,439,050
 06-15-38                               6.63             500,000(d)           418,750
Petroleos de Venezuela
 04-12-17                               5.25           2,000,000              720,000
                                                                      ---------------
Total                                                                       8,247,953
-------------------------------------------------------------------------------------


SOVEREIGN (2.7%)(c)
Federative Republic of Brazil
 01-20-34                               8.25           1,300,000            1,589,250
 01-20-37                               7.13             800,000              908,000
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                               6.00           2,700,000            2,787,750
Govt of Canada
 (Canadian Dollar)
 06-01-11                               6.00             270,000              247,265
 06-01-18                               4.25             600,000              557,101
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                               7.00              50,000               29,818
Govt of Ukraine
 Sr Unsecured
 06-11-13                               7.65             585,000              251,550
Republic of Argentina
 09-12-13                               7.00           2,100,000              672,000
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00           2,000,000(m)            50,000
Republic of Colombia
 01-27-17                               7.38           3,300,000            3,407,250
 09-18-37                               7.38           1,200,000            1,176,000
Republic of El Salvador
 06-15-35                               7.65             892,000(d)           566,420
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88             600,000(d)           486,000
 02-17-37                               6.63             650,000(d)           474,500
 01-17-38                               7.75           3,100,000(d)         2,573,000
Republic of Panama
 04-28-34                               8.13             700,000              672,000
Republic of Panama
 Sr Unsecured
 01-26-36                               6.70             900,000              810,000
Republic of Peru
 Sr Unsecured
 02-06-15                               9.88             800,000              920,000
 03-14-37                               6.55           1,200,000            1,071,000
Republic of Philippines
 01-15-16                               8.00           1,250,000            1,287,500
 01-14-31                               7.75           1,900,000            1,919,000
Republic of Turkey
 03-15-15                               7.25           1,000,000              995,000
 04-03-18                               6.75           2,000,000            1,890,000
 06-05-20                               7.00           2,600,000            2,515,500
 03-17-36                               6.88           2,500,000            2,075,000
Republic of Venezuela
 02-26-16                               5.75           1,000,000              425,000
 05-07-23                               9.00           1,850,000              740,000
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50             800,000              416,000
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63           1,700,000            1,428,000
Russian Federation
 03-31-30                               7.50           3,332,000(d)         2,907,170
                                                                      ---------------
Total                                                                      35,847,074
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (15.6%)
Federal Farm Credit Bank
 10-17-12                               4.50              75,000               81,061
Federal Home Loan Mtge Corp
 07-17-15                               4.38           9,665,000           10,590,134
 04-16-37                               6.00           5,420,000            5,672,827
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00           5,598,000            5,802,411
Federal Natl Mtge Assn
 05-18-12                               4.88           3,755,000            4,117,498
 01-02-14                               5.13           7,026,000            7,424,796
 04-15-15                               5.00           8,795,000            9,966,257
U.S. Treasury
 06-30-10                               2.88             775,000(o)           802,579
 11-30-13                               2.00           6,380,000            6,545,484
 12-31-13                               1.50           7,380,000            7,363,277
 11-15-18                               3.75           7,775,000            8,801,533
 02-15-26                               6.00           4,700,000(o)         6,559,438
 02-15-29                               5.25          16,205,000           21,489,353
 02-15-38                               4.38           2,095,000(o)         2,805,991
 05-15-38                               4.50           1,215,000            1,658,285
U.S. Treasury Inflation-Indexed Bond
 01-15-10                               4.25           1,261,917(k)         1,238,935
 04-15-10                               0.88           8,073,604(k)         7,585,473
 01-15-12                               3.38          18,301,350(k)        18,098,108
 07-15-12                               3.00          10,844,280(k)        10,624,712
 01-15-14                               2.00          11,326,157(k)        10,728,055
 01-15-15                               1.63          16,451,555(k)        15,251,276
 01-15-18                               1.63          19,389,750(k)        18,397,556
 01-15-26                               2.00          10,369,535(k)         9,764,393
 01-15-28                               1.75          17,735,158(k)        16,380,232
                                                                      ---------------
Total                                                                     207,749,664



ASSET-BACKED (0.3%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49             750,000(j)           697,383
AmeriCredit Automobile Receivables Trust
 Series 2008-AF Cl A3 (FSA)
 12-12-12                               5.68           1,000,000(j)           774,063
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               0.62           1,025,000(d,i)       1,003,431
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15             500,000(d)           461,972
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78             900,000(d,j)         667,710
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               0.00             800,000(g)            80,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           1,500,000(g)           278,907
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              50.00             800,000(g)            68,960
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45             475,000(d)           407,591
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24             220,000(j)           205,399
                                                                      ---------------
Total                                                                       4,645,416
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (2.5%)(f)
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
 07-10-43                               4.67           1,144,000              920,419
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           1,475,000              977,038
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57             700,000              621,990
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47             725,000              498,735
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                               5.42           2,279,558            1,926,165
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           1,000,000              960,747
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43             350,000              274,343
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.70           1,500,000            1,073,711
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23             175,000              139,564


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                               5.21%         $2,000,000           $1,513,043
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03             336,772              335,529
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
 07-10-37                               5.09             331,000              308,723
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
 07-10-37                               5.23             450,000              412,615
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               2.20             175,000(d,i)         138,894
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72             750,000              475,899
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18             950,000              897,369
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60             375,000              310,025
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82           1,628,852            1,502,742
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                               4.77             294,911              288,366
CS First Boston Mtge Securities
 Series 2005-C5 Cl A1
 08-15-38                               5.05           1,388,447            1,359,510
Federal Natl Mtge Assn #735029
 09-01-13                               5.32             353,982              363,801
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77             400,000              326,426
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77              92,201(d)            91,343
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25             350,000(d)           299,906
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88             200,000              187,649
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
 03-10-39                               5.48             500,000              253,381
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55             450,000              364,465
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               2.73             950,000(d,i)         570,535
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80             625,000               92,920
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13             242,255              221,065
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              84,865               77,729
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77             750,000              619,911
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.10             400,000              372,389
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18             200,000              193,756
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48             930,347              864,653
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00           1,375,000              802,136
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48             500,000              388,888
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49             575,000              452,286
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79             650,000              472,332
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90           1,100,000              468,128
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20             525,000(d)            82,689
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97             250,000              213,488
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A6
 12-15-29                               4.80             400,000              330,812
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
 02-15-30                               4.74             325,000              249,019
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86             950,000              741,195
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37             650,000              487,253
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42             625,000              440,755
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61             162,787              150,833
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71             915,078              842,122
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34             103,507              101,083
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59             300,000              255,859
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80             350,000              275,716
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               5.88             700,000              495,413
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.09           1,150,000              883,989
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08           1,750,000(d)         1,457,828
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09             375,000              313,263
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           3,175,000            2,452,056
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58             350,000              293,211
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31             200,000              149,878
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34           1,250,000              588,229
                                                                      ---------------
Total                                                                      33,223,817
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (8.6%)(f,p)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.18             709,765(h)           376,094
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                               0.64           1,388,384(h)           324,349
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00           1,608,668              854,919
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                               0.72             612,617(i)           167,756
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00             583,158              297,046
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50           2,679,567            1,418,391


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00%           $362,197(d)          $249,944
Federal Home Loan Mtge Corp
 01-01-39                               5.50           6,000,000(e)         6,140,629
 01-01-39                               6.50           5,000,000(e)         5,192,190
Federal Home Loan Mtge Corp #1G0847
 07-01-35                               4.71           5,139,330(h)         5,162,255
Federal Home Loan Mtge Corp #A82542
 10-01-38                               7.00           5,103,932            5,299,100
Federal Home Loan Mtge Corp #B13193
 04-01-19                               5.50             310,908              321,593
Federal Home Loan Mtge Corp #B15214
 06-01-19                               5.00           1,914,372            1,972,657
Federal Home Loan Mtge Corp #B16408
 09-01-19                               5.50           1,202,581            1,242,406
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50             614,091              631,868
Federal Home Loan Mtge Corp #G12141
 09-01-20                               4.50             722,084              740,982
Federal Home Loan Mtge Corp #H01089
 08-01-37                               6.00           3,394,937            3,447,682
Federal Natl Mtge Assn
 01-01-24                               4.50             500,000(e)           510,938
 01-01-39                               5.00          13,000,000(e)        13,272,195
 01-01-39                               6.00          11,150,000(e)        11,477,532
 01-01-39                               7.00           2,000,000(e)         2,093,750
Federal Natl Mtge Assn #190353
 08-01-34                               5.00             333,425              341,098
Federal Natl Mtge Assn #254684
 03-01-18                               5.00           1,066,579            1,101,052
Federal Natl Mtge Assn #254800
 07-01-23                               5.50           1,070,352            1,101,159
Federal Natl Mtge Assn #545874
 08-01-32                               6.50             814,235              856,883
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           1,656,091            1,711,278
Federal Natl Mtge Assn #598558
 08-01-16                               6.00             303,505              315,369
Federal Natl Mtge Assn #661185
 06-01-17                               7.00             228,679              240,228
Federal Natl Mtge Assn #668824
 08-01-32                               6.50             962,405            1,004,209
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              78,151               82,690
Federal Natl Mtge Assn #671054
 01-01-33                               7.00             764,650(o)           809,146
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           1,341,409            1,373,115
Federal Natl Mtge Assn #725424
 04-01-34                               5.50           3,180,132            3,267,721
Federal Natl Mtge Assn #725773
 09-01-34                               5.50           5,571,317(o)         5,721,283
Federal Natl Mtge Assn #730153
 08-01-33                               5.50             929,109              954,699
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           2,600,261            2,660,096
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           2,692,443            2,766,600
Federal Natl Mtge Assn #743579
 11-01-33                               5.50           1,087,509            1,117,462
Federal Natl Mtge Assn #745079
 12-01-20                               5.00           4,015,655            4,132,898
Federal Natl Mtge Assn #785506
 06-01-34                               5.00           2,630,341            2,690,869
Federal Natl Mtge Assn #786151
 07-01-19                               5.50           2,487,808            2,574,737
Federal Natl Mtge Assn #791447
 10-01-34                               6.00             847,508              874,559
Federal Natl Mtge Assn #822083
 07-01-35                               5.00           1,794,115            1,834,279
Federal Natl Mtge Assn #878661
 02-01-36                               5.50           1,813,520            1,849,790
Federal Natl Mtge Assn #881629
 02-01-36                               5.50           1,785,528            1,821,239
Federal Natl Mtge Assn #883201
 07-01-36                               6.50             871,169              911,121
Federal Natl Mtge Assn #888414
 11-01-35                               5.00           2,484,263            2,539,877
Federal Natl Mtge Assn #915770
 03-01-37                               6.50           3,840,091(o)         3,992,878
Federal Natl Mtge Assn #974740
 04-01-23                               6.00           1,680,367            1,745,466
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               0.92             274,637(h)            77,268
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                               0.76           1,261,736(h)           365,103
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00             682,492              491,580
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50             635,530              460,759
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00           2,316,372            1,543,735
                                                                      ---------------
Total                                                                     114,524,522
-------------------------------------------------------------------------------------


BANKING (0.2%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37           2,050,000(c,d)       1,947,500
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63             830,000              580,027
                                                                      ---------------
Total                                                                       2,527,527
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
 03-01-13                               5.00             710,000              702,292
-------------------------------------------------------------------------------------


ELECTRIC (1.0%)
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80              30,000               29,939
DTE Energy
 Sr Unsecured Series A
 04-15-09                               6.65           4,592,000            4,570,547
Exelon
 Sr Unsecured
 06-15-10                               4.45           1,000,000              965,377
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05             955,000              809,329
Northern States Power
 Sr Unsecured
 08-01-09                               6.88             375,000              377,697
PacifiCorp
 1st Mtge
 09-15-13                               5.45           1,845,000            1,887,164
Portland General Electric
 03-15-10                               7.88             365,000              374,660
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40             360,000              295,252
PPL Electric Utilities
 Sr Secured
 08-15-09                               6.25           2,667,000            2,682,359
Sierra Pacific Power
 Series M
 05-15-16                               6.00           1,780,000            1,703,391
                                                                      ---------------
Total                                                                      13,695,715
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.3%)
Dr Pepper Snapple Group
 05-01-18                               6.82           1,200,000(d)         1,183,622
Molson Coors Capital Finance
 09-22-10                               4.85             430,000(c)           423,715
SABMiller
 01-15-14                               5.70           2,420,000(c,d)       2,202,850
                                                                      ---------------
Total                                                                       3,810,187
-------------------------------------------------------------------------------------


GAS PIPELINES (0.4%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75           1,417,000            1,356,282
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           1,082,000              932,134
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90           1,800,000(d)         1,426,424
TransCapitalInvest for Transneft
 Secured
 08-07-18                               8.70             800,000(c,d)         515,159
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40           1,750,000            1,597,532
                                                                      ---------------
Total                                                                       5,827,531
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


INDEPENDENT ENERGY (0.3%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95%           $645,000             $569,734
XTO Energy
 Sr Unsecured
 02-01-14                               4.90           1,250,000            1,120,425
 06-30-15                               5.30           2,119,000            1,930,276
                                                                      ---------------
Total                                                                       3,620,435
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (--%)
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80             875,000(c)           660,305
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.1%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13           1,535,000(d)         1,460,255
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40             450,000(d)           396,355
                                                                      ---------------
Total                                                                       1,856,610
-------------------------------------------------------------------------------------


MEDIA CABLE (0.2%)
Comcast
 03-15-11                               5.50              90,000               89,115
 03-15-37                               6.45           1,865,000            1,855,893
 05-15-38                               6.40           1,330,000            1,309,010
                                                                      ---------------
Total                                                                       3,254,018
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.6%)
British Sky Broadcasting Group
 02-23-09                               6.88           1,780,000(c)         1,785,748
 02-15-18                               6.10           1,300,000(c,d)       1,067,429
News America
 12-15-35                               6.40           1,305,000            1,206,157
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           1,620,000            1,152,620
Thomson Reuters
 10-01-14                               5.70           1,370,000(c)         1,241,895
 07-15-18                               6.50           2,490,000(c)         2,264,264
                                                                      ---------------
Total                                                                       8,718,113
-------------------------------------------------------------------------------------


METALS (--%)
Vedanta Resources
 Sr Unsecured
 07-18-18                               9.50             500,000(c,d)         265,000
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.2%)
Gaz Capital
 Secured
 11-22-16                               6.21           1,700,000(c,d)       1,096,500
 08-16-37                               7.29           1,100,000(c,d)         638,000
KazMunaiGaz Finance
 07-02-18                               9.13           1,150,000(c,d)         753,050
                                                                      ---------------
Total                                                                       2,487,550
-------------------------------------------------------------------------------------


PAPER (--%)
Boise Cascade LLC
 10-15-14                               7.13             128,000               71,680
-------------------------------------------------------------------------------------


RAILROADS (0.3%)
Burlington Northern Sante Fe
 Sr Unsecured
 01-15-15                               4.88             580,000              545,817
CSX
 Sr Unsecured
 11-01-09                               4.88           3,000,000            2,963,055
 04-01-15                               6.25             350,000              343,564
                                                                      ---------------
Total                                                                       3,852,436
-------------------------------------------------------------------------------------


REITS (--%)
Brandywine Operating Partnership LP
 05-01-17                               5.70             230,000              121,592
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75             435,000              311,903
                                                                      ---------------
Total                                                                         433,495
-------------------------------------------------------------------------------------


RETAILERS (0.4%)
CVS Caremark
 Sr Unsecured
 09-15-09                               4.00           5,000,000            4,939,370
Macys Retail Holdings
 07-15-09                               4.80             740,000              701,399
                                                                      ---------------
Total                                                                       5,640,769
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Erac USA Finance
 10-15-17                               6.38           1,305,000(d)           761,777
-------------------------------------------------------------------------------------


TREASURY (2.8%)(c)
Bundesobligation
 (European Monetary Unit)
 04-13-12                               4.00           1,500,000            2,212,369
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-13                               4.50           2,035,000            3,070,722
 01-04-18                               4.00           2,070,000            3,135,935
 07-04-34                               4.75           1,470,000            2,369,663
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 08-01-14                               4.25           3,300,000            4,716,306
 08-01-21                               3.75             960,000            1,231,873
 11-01-27                               6.50           1,260,000            2,045,056
Govt of Japan
 (Japanese Yen)
 07-15-10                               0.90         130,000,000            1,444,346
 06-20-12                               1.40         251,000,000            2,848,071
 12-20-13                               1.30          94,000,000            1,067,198
 12-20-15                               1.40         244,000,000            2,806,861
 12-20-17                               1.50         197,000,000            2,264,477
 12-20-22                               1.70         148,000,000            1,663,739
 12-20-27                               2.10         131,000,000            1,532,192
 12-20-34                               2.40          89,800,000            1,114,312
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00             618,000               95,862
Govt of Poland
 (Polish Zloty)
 03-24-10                               5.75             892,000              303,786
Govt of Sweden
 (Swedish Krona)
 03-15-11                               5.25           1,800,000              248,700
United Kingdom Treasury
 (British Pound)
 09-07-14                               5.00             310,000              504,735
 09-07-15                               4.75           1,380,000            2,230,137
                                                                      ---------------
Total                                                                      36,906,340
-------------------------------------------------------------------------------------


WIRELESS (--%)
Sprint Capital
 05-01-09                               6.38             600,000              596,250
-------------------------------------------------------------------------------------


WIRELINES (1.0%)
AT&T
 Sr Unsecured
 03-15-11                               6.25           1,415,000            1,446,828
 01-15-38                               6.30           1,900,000            2,083,680
 05-15-38                               6.40              35,000               38,627
Telecom Italia Capital
 11-15-13                               5.25           4,015,000(c)         3,061,437
Telefonica Europe
 09-15-10                               7.75             950,000(c)           964,594
TELUS
 Sr Unsecured
 06-01-11                               8.00           3,315,000(c)         3,297,058
Verizon Communications
 04-15-38                               6.90             400,000              457,201
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           2,035,000            2,024,725
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65             705,000              679,905
                                                                      ---------------
Total                                                                      14,054,055
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $539,704,411)                                                     $513,980,531
-------------------------------------------------------------------------------------



SENIOR LOANS (--%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE
Nielsen Finance LLC
 Dollar Term Loan
 08-09-13                          3.83-4.39%           $241,529(c)          $162,228
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS)
(Cost: $241,067)                                                             $162,228
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              74,420,279(q)        $74,420,279
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $74,420,279)                                                       $74,420,279
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,850,121,095)(s)                                              $1,372,516,657
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
10 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2008



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         25            $5,625,625      March 2009           $160,226
U.S. Long Bond, 20-year                             (128)          (17,670,001)     March 2009         (1,773,225)
U.S. Treasury Note, 5-year                          (805)          (95,839,025)     April 2009         (2,144,840)
U.S. Treasury Note, 10-year                         (190)          (23,892,500)     March 2009         (1,460,857)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $(5,218,696)
------------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2008



                                                                                               UNAMORTIZED
                                                                                                 PREMIUM
                      REFERENCED        BUY/SELL    PAY/RECEIVE     EXPIRATION     NOTIONAL       (PAID)      UNREALIZED
COUNTERPARTY            ENTITY         PROTECTION    FIXED RATE        DATE         AMOUNT       RECEIVED    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     CDX North America       Sell           .60%     Dec. 20, 2012   $4,880,000     $10,866        $(277,852)
                  Investment Grade
                  Index

Goldman Sachs     CDX North               Sell           .60      Dec. 20, 2012    4,880,000      18,674         (270,044)
                  America Investment
                  Grade Index

Goldman Sachs     CDX North               Sell           .60      Dec. 20, 2012    4,880,000      22,146         (266,571)
                  America Investment
                  Grade Index

Morgan Stanley    CDX North               Sell           .60      Dec. 20, 2012    4,880,000      37,441         (251,277)
                  America Investment
                  Grade Index

Morgan Stanley    CDX North               Sell           .60      Dec. 20, 2012    4,880,000      41,192         (247,605)
                  America Investment
                  Grade Index

Goldman Sachs     CDX North               Sell          1.55      June 20, 2013    4,880,000     (80,397)        (201,079)
                  America Investment
                  Grade Index
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         $(1,514,428)
-------------------------------------------------------------------------------------------------------------------------




FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2008



                                               CURRENCY TO               CURRENCY TO          UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED               BE RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                         10,832,000               8,610,356              $--         $(301,057)
                                                Canadian Dollar             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                          3,950,000               5,621,679          106,633                --
                                         European Monetary Unit             U.S. Dollar

Jan. 7, 2009                                          6,433,000               8,516,003               --          (465,844)
                                         European Monetary Unit             U.S. Dollar

Jan. 7, 2009                                        534,551,000               5,927,272           32,925                --
                                                   Japanese Yen             U.S. Dollar

Jan. 7, 2009                                          5,837,090               8,543,000          237,440                --
                                                    U.S. Dollar       Australian Dollar

Jan. 7, 2009                                          9,019,768               6,082,000               --          (148,847)
                                                    U.S. Dollar           British Pound

Jan. 7, 2009                                         13,763,710              25,453,000        1,171,430                --
                                                    U.S. Dollar      New Zealand Dollar

Jan. 12, 2009                                           451,571                 690,000           32,792                --
                                                    U.S. Dollar        Singapore Dollar
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                         $1,581,220         $(915,748)
---------------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
11 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2008


                                                                      FUND
                                       FLOATING                   PAY/RECEIVE      FIXED      EXPIRATION       NOTIONAL
COUNTERPARTY                          RATE INDEX                 FLOATING RATE     RATE          DATE           AMOUNT
------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC        3-month USD LIBOR-BBA as                     Pay         4.4425%   June 12, 2013    $30,000,000
                         determined each quarter on March 12,
                         June 12, Sept. 12 and Dec. 12
                          UNREALIZED
COUNTERPARTY             APPRECIATION
-------------------------------------
Barclays Bank PLC         $3,081,929



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2008, the value of foreign securities represented 16.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2008, the value of these securities amounted to $29,748,604 or 2.2% of net assets.

(e) At Dec. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $38,278,146.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2008.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2008.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2008.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance


(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                          ACQUISITION
     SECURITY                                DATES         COST
     ----------------------------------------------------------
     Crown Paper Escrow
       Common                               04-16-07        $--


(m) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) At Dec. 31, 2008, investments in securities included securities valued at $4,645,281 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(p) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2008:

                                                        PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                                            AMOUNT         DATE       RECEIVABLE       VALUE
     ------------------------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
       01-01-24 5.00%                                  $1,000,000     01-20-09     $1,012,422    $1,026,250
       01-01-24 5.50                                      175,000     01-20-09        177,926       180,195


(q) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(r)  Negligible market value.


--------------------------------------------------------------------------------
12 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(s) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $1,850,121,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $31,515,000
     Unrealized depreciation                                                     (509,119,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(477,604,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.





FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                   FAIR VALUE AT DEC. 31, 2008
                                               ------------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $914,399,838      $457,058,577     $1,058,242     $1,372,516,657
Other financial instruments*                       (5,218,696)         (848,956)     3,081,929         (2,985,723)

-----------------------------------------------------------------------------------------------------------------
Total                                            $909,181,142      $456,209,621     $4,140,171     $1,369,530,934
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                         $4,208,447           $892,522
  Accrued discounts/premiums                                            (25,115)                --
  Realized gain (loss)                                                      172                  *
  Change in unrealized appreciation (depreciation)                     (440,993)         2,189,407
  Net purchases (sales)                                                 (32,764)                --
  Transfers in and/or out of Level 3                                 (2,651,505)                --

----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                          $1,058,242         $3,081,929
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Oct. 1, 2008 to Dec. 31, 2008 for Other financial instruments was $452,620.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
13 RIVERSOURCE STRATEGIC ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (5.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (--%)
General Dynamics                                          713                 $41,062
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (--%)
CH Robinson Worldwide                                     360                  19,811
-------------------------------------------------------------------------------------


AIRLINES (--%)
Southwest Airlines                                      1,114                   9,603
-------------------------------------------------------------------------------------


AUTOMOBILES (--%)
Ford Motor                                              6,951(b)               15,918
General Motors                                          2,273                   7,274
Harley-Davidson                                           393                   6,669
                                                                      ---------------
Total                                                                          29,861
-------------------------------------------------------------------------------------


BEVERAGES (0.2%)
Brown-Forman Cl B                                         169                   8,702
Coca-Cola                                               2,716                 122,953
PepsiCo                                                 2,846                 155,876
                                                                      ---------------
Total                                                                         287,531
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
Amgen                                                     741(b)               42,793
Celgene                                                   463(b)               25,595
Cephalon                                                  103(b)                7,935
Gilead Sciences                                         2,582(b)              132,043
                                                                      ---------------
Total                                                                         208,366
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (--%)
Masco                                                   1,602                  17,830
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.1%)
Goldman Sachs Group                                       268                  22,617
Morgan Stanley                                          3,601                  57,759
T Rowe Price Group                                        256                   9,073
                                                                      ---------------
Total                                                                          89,449
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
CF Inds Holdings                                          293                  14,404
Dow Chemical                                            6,142                  92,682
Monsanto                                                  577                  40,592
PPG Inds                                                  518                  21,979
                                                                      ---------------
Total                                                                         169,657
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
BB&T                                                      842                  23,121
Comerica                                                  956                  18,977
Fifth Third Bancorp                                     2,543                  21,005
First Horizon Natl                                        745                   7,875
Huntington Bancshares                                   1,830                  14,018
Natl City                                               5,441                   9,848
SunTrust Banks                                            968                  28,595
Wells Fargo & Co                                        3,817                  21,146
                                                                      ---------------
Total                                                                         144,585
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (--%)
Republic Services                                         699                  17,328
Waste Management                                        1,211                  40,133
                                                                      ---------------
Total                                                                          57,461
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.1%)
Cisco Systems                                           1,923(b)               31,345
Corning                                                 1,478                  14,085
QUALCOMM                                                1,144                  40,990
                                                                      ---------------
Total                                                                          86,420
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.2%)
IBM                                                     2,389                 201,057
Lexmark Intl Cl A                                         864(b)               23,242
QLogic                                                    290(b)                3,898
                                                                      ---------------
Total                                                                         228,197
-------------------------------------------------------------------------------------


CONSUMER FINANCE (--%)
Capital One Financial                                     991                  31,603
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Genuine Parts                                             760                  28,774
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (--%)
H&R Block                                               1,319                  29,968
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.5%)
Bank of America                                        16,160                 219,413
Citigroup                                              22,300                 149,633
JPMorgan Chase & Co                                     8,929                 281,531
                                                                      ---------------
Total                                                                         650,577
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Embarq                                                    498                  17,908
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
Exelon                                                    989                  54,999
FirstEnergy                                               906                  44,013
                                                                      ---------------
Total                                                                          99,012
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (--%)
Emerson Electric                                          609                  22,295
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.1%)
BJ Services                                               900                  10,503
ENSCO Intl                                                610                  17,318
Halliburton                                             2,398                  43,596
Nabors Inds                                               836(b,c)             10,007
Noble                                                     532                  11,752
Weatherford Intl                                        2,082(b)               22,527
                                                                      ---------------
Total                                                                         115,703
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.3%)
SYSCO                                                     471                  10,805
Walgreen                                                  764                  18,848
Wal-Mart Stores                                         8,010                 449,040
                                                                      ---------------
Total                                                                         478,693
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.1%)
General Mills                                           1,508                  91,611
Kellogg                                                   371                  16,268
Sara Lee                                                2,153                  21,078
                                                                      ---------------
Total                                                                         128,957
-------------------------------------------------------------------------------------


GAS UTILITIES (--%)
Questar                                                   255                   8,336
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (--%)
Becton Dickinson & Co                                     338                  23,116
Covidien                                                  724                  26,237
Varian Medical Systems                                    244(b)                8,550
                                                                      ---------------
Total                                                                          57,903
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (--%)
Cardinal Health                                           434                  14,960
CIGNA                                                   2,428                  40,912
                                                                      ---------------
Total                                                                          55,872
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Intl Game Technology                                      899                  10,689
Marriott Intl Cl A                                        473                   9,200
McDonald's                                              1,252                  77,862
Starwood Hotels & Resorts Worldwide                       196                   3,508
                                                                      ---------------
Total                                                                         101,259
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOUSEHOLD DURABLES (--%)
DR Horton                                               1,218                  $8,611
KB Home                                                 1,117                  15,213
Lennar Cl A                                               425                   3,685
Pulte Homes                                             1,288                  14,078
                                                                      ---------------
Total                                                                          41,587
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (--%)
Kimberly-Clark                                            318                  16,771
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
3M                                                        809                  46,550
Textron                                                 1,467                  20,347
Tyco Intl                                               2,345(c)               50,652
                                                                      ---------------
Total                                                                         117,549
-------------------------------------------------------------------------------------


INSURANCE (0.3%)
ACE                                                     1,130(c)               59,800
AFLAC                                                     646                  29,613
Allstate                                                4,395                 143,979
American Intl Group                                     6,900                  10,833
Chubb                                                     562                  28,662
Genworth Financial Cl A                                 3,020                   8,622
Marsh & McLennan Companies                              1,943                  47,157
Progressive                                             4,181                  61,921
Torchmark                                                 539                  24,093
Travelers Companies                                     1,995                  90,174
                                                                      ---------------
Total                                                                         504,854
-------------------------------------------------------------------------------------


IT SERVICES (0.1%)
Affiliated Computer Services Cl A                         300(b)               13,785
Automatic Data Processing                                 872                  34,304
MasterCard Cl A                                           215                  30,730
Western Union                                           1,659                  23,790
                                                                      ---------------
Total                                                                         102,609
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                           1,111                   7,310
Hasbro                                                    505                  14,731
Mattel                                                  1,235                  19,760
                                                                      ---------------
Total                                                                          41,801
-------------------------------------------------------------------------------------


MACHINERY (0.1%)
Illinois Tool Works                                       757                  26,533
Ingersoll-Rand Cl A                                     1,332(c)               23,110
Parker Hannifin                                           881                  37,478
                                                                      ---------------
Total                                                                          87,121
-------------------------------------------------------------------------------------


MEDIA (0.1%)
CBS Cl B                                                3,552                  29,091
Comcast Cl A                                            8,336                 140,712
Gannett                                                 2,452                  19,616
                                                                      ---------------
Total                                                                         189,419
-------------------------------------------------------------------------------------


METALS & MINING (0.1%)
AK Steel Holding                                          588                   5,480
Freeport-McMoRan Copper & Gold                            793                  19,381
Nucor                                                     848                  39,178
United States Steel                                       491                  18,265
                                                                      ---------------
Total                                                                          82,304
-------------------------------------------------------------------------------------


MULTILINE RETAIL (--%)
Family Dollar Stores                                      406                  10,584
Kohl's                                                    230(b)                8,326
                                                                      ---------------
Total                                                                          18,910
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (0.8%)
Apache                                                    503                  37,489
Cabot Oil & Gas                                           393                  10,218
Chesapeake Energy                                       1,259                  20,358
Chevron                                                 6,059                 448,184
ConocoPhillips                                          2,200                 113,960
CONSOL Energy                                             544                  15,548
EOG Resources                                             402                  26,765
Exxon Mobil                                               883                  70,490
Hess                                                      644                  34,544
Marathon Oil                                            1,567                  42,873
Massey Energy                                             396                   5,461
Occidental Petroleum                                      837                  50,212
Peabody Energy                                            808                  18,382
Pioneer Natural Resources                                 500                   8,090
Southwestern Energy                                     1,528(b)               44,266
Spectra Energy                                          1,837                  28,914
Valero Energy                                             961                  20,796
                                                                      ---------------
Total                                                                         996,550
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (--%)
Estee Lauder Companies Cl A                               340                  10,526
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.8%)
Eli Lilly & Co                                          1,201                  48,364
Johnson & Johnson                                       6,285                 376,032
King Pharmaceuticals                                    2,503(b)               26,582
Merck & Co                                              2,017                  61,317
Pfizer                                                 25,530                 452,136
Schering-Plough                                         3,538                  60,252
Wyeth                                                     929                  34,847
                                                                      ---------------
Total                                                                       1,059,530
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Alexandria Real Estate Equities                           283                  17,076
AMB Property                                              476                  11,148
Apartment Investment & Management Cl A                    143                   1,652
AvalonBay Communities                                     365                  22,112
Boston Properties                                         443                  24,365
Brookfield Properties                                   1,654                  12,786
Camden Property Trust                                     466                  14,604
Corporate Office Properties Trust                         225                   6,908
Cousins Properties                                        189                   2,618
Digital Realty Trust                                      413                  13,567
Douglas Emmett                                            576                   7,523
Duke Realty                                               373                   4,088
Equity Lifestyle Properties                               227                   8,708
Equity One                                                 50                     885
Equity Residential                                      1,152                  34,353
Essex Property Trust                                      201                  15,427
Extra Space Storage                                       265                   2,735
Federal Realty Investment Trust                           291                  18,065
General Growth Properties                                 340                     423
HCP                                                       785                  21,799
Healthcare Realty Trust                                   378                   8,875
Highwoods Properties                                      699                  19,125
Home Properties                                           201                   8,161
Host Hotels & Resorts                                   1,547                  11,711
Kilroy Realty                                             214                   7,160
Kimco Realty                                              799                  14,606
LaSalle Hotel Properties                                  175                   1,934
Liberty Property Trust                                    417                   9,520
Macerich                                                  388                   7,046
Mack-Cali Realty                                          134                   3,283
Mid-America Apartment Communities                         332                  12,337
Public Storage                                            664                  52,787
Rayonier                                                  104                   3,260
Regency Centers                                           339                  15,831
Senior Housing Properties Trust                           333                   5,967
Simon Property Group                                      848                  45,054
Sovran Self Storage                                       142                   5,112
Taubman Centers                                           171                   4,354
Ventas                                                    574                  19,269
Vornado Realty Trust                                      631                  38,081
                                                                      ---------------
Total                                                                         534,315
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forest City Enterprises Cl A                              403                   2,700
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
Burlington Northern Santa Fe                            1,288                  97,514
CSX                                                     1,810                  58,771
Norfolk Southern                                        1,683                  79,185
Ryder System                                              231                   8,958
Union Pacific                                           2,323                 111,040
                                                                      ---------------
Total                                                                         355,468
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
Altera                                                  1,304                  21,790
Intel                                                   6,004                  88,018
Linear Technology                                         446                   9,866
Microchip Technology                                      920                  17,968
Xilinx                                                  2,339                  41,681
                                                                      ---------------
Total                                                                         179,323
-------------------------------------------------------------------------------------


SOFTWARE (0.1%)
BMC Software                                              390(b)               10,495
Oracle                                                  4,548(b)               80,636
Salesforce.com                                            237(b)                7,586
Symantec                                                1,819(b)               24,593
                                                                      ---------------
Total                                                                         123,310
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.2%)
Abercrombie & Fitch Cl A                                  351                   8,098
AutoNation                                                441(b)                4,357
AutoZone                                                   85(b)               11,855
Bed Bath & Beyond                                         696(b)               17,692
Best Buy                                                1,318                  37,049
Home Depot                                              9,683                 222,902
Lowe's Companies                                        3,003                  64,625
                                                                      ---------------
Total                                                                         366,578
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TEXTILES, APPAREL & LUXURY GOODS (--%)
Coach                                                   1,388(b)              $28,830
Jones Apparel Group                                       790                   4,629
Liz Claiborne                                           1,385                   3,601
Nike Cl B                                                 249                  12,699
VF                                                        211                  11,556
                                                                      ---------------
Total                                                                          61,315
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (--%)
Fannie Mae                                              6,057                   4,449
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (--%)
Sprint Nextel                                           8,462(b)               15,485
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $12,219,048)                                                        $8,129,167
-------------------------------------------------------------------------------------





BONDS (66.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.9%)(C)
KfW
 (Japanese Yen)
 01-20-14                               1.35%          54,000,000            $595,227
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00               10,000               7,416
Pemex Project Funding Master Trust
 03-01-18                               5.75             $200,000(d)          176,500
 06-15-35                               6.63              445,000             376,693
Petrobras Intl Finance
 03-01-18                               5.88              120,000             107,700
Petroleos de Venezuela
 04-12-17                               5.25              350,000             126,000
                                                                      ---------------
Total                                                                       1,389,536
-------------------------------------------------------------------------------------


FOREIGN LOCAL GOVERNMENT (--%)(c)
Santa Fe de Bogota
 (Colombian Peso) Sr Unsecured
 07-26-28                               9.75          200,000,000(d)           72,367
-------------------------------------------------------------------------------------


SOVEREIGN (4.8%)(c)
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                               6.00              500,000             516,250
 10-14-19                               8.88              270,000             329,400
Govt of Canada
 (Canadian Dollar)
 09-01-09                               4.25               55,000              46,289
Govt of Jamaica
 06-24-19                               8.00              200,000             136,000
Govt of Jamaica
 Sr Unsecured
 03-15-39                               8.00              320,000             179,200
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                               7.00               20,000              11,927
Govt of Ukraine
 06-26-12                               6.39              250,000(d)          110,000
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              100,000(d)           36,604
Govt of Ukraine
 Sr Unsub
 11-21-16                               6.58              100,000(d)           35,000
Islamic Republic of Pakistan
 06-01-17                               6.88              150,000(d)           54,000
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                              10.09            1,050,000(d)          263,294
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                               3.44              290,566(d,k)        154,000
Republic of Argentina
 09-12-13                               7.00              325,000             104,000
 04-17-17                               7.00              280,000             101,220
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            1,750,000(h)           43,750
Republic of Colombia
 01-27-17                               7.38              100,000             103,250
 09-18-37                               7.38              300,000             294,000
Republic of Colombia
 (Colombian Peso)
 10-22-15                              12.00          410,000,000             197,958
 06-28-27                               9.85          157,000,000              69,525
Republic of El Salvador
 06-15-35                               7.65              290,000(d)          184,150
Republic of Indonesia
 Sr Unsecured
 02-17-37                               6.63              400,000(d)          292,000
 01-17-38                               7.75              100,000(d)           83,000
Republic of Panama
 04-28-34                               8.13              100,000              96,000
Republic of Panama
 Sr Unsecured
 01-26-36                               6.70              100,000              90,000
Republic of Peru
 Sr Unsecured
 03-14-37                               6.55              100,000              89,250
Republic of Philippines
 01-15-16                               8.00              100,000             103,000
 10-07-16                               8.75              100,000(d)          106,000
 01-15-19                               9.88               70,000              77,000
 10-21-24                               9.50               90,000              95,400
 01-14-31                               7.75              600,000             606,001
Republic of Turkey
 03-15-15                               7.25              200,000             199,000
 04-03-18                               6.75              400,000             378,000
 02-05-25                               7.38              150,000             141,000
 02-14-34                               8.00              180,000             167,400
 03-17-36                               6.88              580,000             481,400
Republic of Venezuela
 02-26-16                               5.75              450,000             191,250
 12-09-20                               6.00              250,000              93,125
 04-21-25                               7.65              150,000              58,875
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              330,000             171,600
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                               4.25            8,597,951(g)          187,974
 06-26-37                               3.70            4,092,778(g)           73,862
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              125,000             105,000
Russian Federation
 03-31-30                               7.50              298,900(d)          260,790
                                                                      ---------------
Total                                                                       7,116,744
-------------------------------------------------------------------------------------


SUPRANATIONAL (0.4%)(c)
European Investment Bank
 (Japanese Yen) Sr Unsecured
 06-20-17                               1.40           46,000,000             494,406
 01-18-27                               2.15            7,100,000              75,456
                                                                      ---------------
Total                                                                         569,862
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (10.8%)
Federal Home Loan Mtge Corp
 07-17-15                               4.38              330,000             361,588
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00            1,000,000           1,036,515
Federal Natl Mtge Assn
 01-02-14                               5.13            2,000,000           2,113,520
 11-15-30                               6.63              645,000             931,252
 07-15-37                               5.63              255,000             325,601
U.S. Treasury
 06-30-10                               2.88               10,000              10,356
 10-31-10                               1.50               20,000              20,298
 11-15-18                               3.75              585,000             662,238
 02-15-26                               6.00              660,000             921,113
 02-15-29                               5.25            3,020,000           4,004,804
 02-15-38                               4.38               85,000             113,847
U.S. Treasury Inflation-Indexed Bond
 01-15-12                               3.38              366,027(g)          361,962
 01-15-15                               1.63            2,098,992(g)        1,945,852
 01-15-17                               2.38            2,685,700(g)        2,663,639
 01-15-18                               1.63              310,236(g)          294,361
 04-15-28                               3.63              334,865(g)          398,803
                                                                      ---------------
Total                                                                      16,165,749
-------------------------------------------------------------------------------------


ASSET-BACKED (0.2%)
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                               0.85            3,300,000(i)          352,222
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (4.8%)(f)
Bank of America-First Union NB Commercial Mtge
 Series 2001-3 Cl A1
 04-11-37                               4.89              360,345             354,972
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                               5.42              911,823             770,467
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                               5.25               33,692              33,108
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                               5.21            1,000,000             756,522
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82            1,643,331           1,516,099


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
 Series 2007-GG11 Cl A1
 12-10-49                               5.36%            $960,130            $749,917
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                               4.39            1,014,934             916,760
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            1,000,000             726,664
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08              341,062             332,789
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              112,916             110,273
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.09              175,000             134,520
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            1,000,000             749,391
                                                                      ---------------
Total                                                                       7,151,482
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (14.4%)(f)
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00              281,517             149,611
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00              957,811             499,446
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00              412,155             296,864
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00              453,695             231,101
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                               6.50              886,851             459,777
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.97              310,694(i)           45,703
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                               5.56              365,123(e)          200,530
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.32              121,673(e)           47,262
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00              476,135             487,240
Federal Home Loan Mtge Corp #H01089
 08-01-37                               6.00              793,642             805,972
Federal Natl Mtge Assn
 01-01-24                               4.50              275,000(o)          281,016
 01-01-24                               5.00              325,000(o)          333,531
 01-01-24                               5.50              300,000(o)          308,906
 01-01-24                               6.00              200,000(o)          207,375
 12-01-38                               4.50            2,000,000(o)        2,026,876
 01-01-39                               5.00            1,000,000(o)        1,020,938
Federal Natl Mtge Assn #702038
 05-01-33                               5.00            1,021,537           1,045,682
Federal Natl Mtge Assn #725594
 07-01-34                               5.50            1,454,698           1,493,855
Federal Natl Mtge Assn #735224
 02-01-35                               5.50              942,355             968,310
Federal Natl Mtge Assn #745392
 12-01-20                               4.50              656,010             673,113
Federal Natl Mtge Assn #766641
 03-01-34                               5.00              608,324             622,323
Federal Natl Mtge Assn #770439
 04-01-34                               6.00               53,021              54,713
Federal Natl Mtge Assn #804303
 11-01-34                               5.50            1,217,979           1,250,764
Federal Natl Mtge Assn #848482
 12-01-35                               6.00              829,493             855,061
Federal Natl Mtge Assn #899938
 12-01-37                               7.00            1,443,449(s)        1,513,010
Federal Natl Mtge Assn #909214
 07-01-38                               7.00              489,109             512,703
Federal Natl Mtge Assn #915770
 03-01-37                               6.50              960,023             998,220
Federal Natl Mtge Assn #928860
 11-01-37                               8.00              331,435             349,564
Federal Natl Mtge Assn #949320
 10-01-37                               7.00            1,018,903           1,068,005
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                               0.00              609,797(j)           63,981
Govt Natl Mtge Assn
 01-01-39                               5.50              500,000(o)          513,284
 01-01-39                               6.00              500,000(o)          515,781
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                               0.59              399,692(i)          362,139
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50              946,443             712,901
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11              117,765(e)           80,780
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00              890,912             593,744
                                                                      ---------------
Total                                                                      21,650,081
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (0.2%)
Alion Science and Technology
 02-01-15                              10.25              150,000              67,688
L-3 Communications
 01-15-14                               6.13              250,000             226,875
                                                                      ---------------
Total                                                                         294,563
-------------------------------------------------------------------------------------


BANKING (0.3%)(c)
Alfa MTN Markets/ABH Financial
 06-25-12                               8.20              150,000(d)           81,938
Banco BMG
 Sr Unsecured
 01-15-16                               9.15              100,000(d)           60,000
Russian Standard Finance
 Sr Secured
 05-05-11                               8.63              100,000(d)           36,000
Temir Capital for JSC TemirBank
 Bank Guaranteed
 05-21-14                               9.50              300,000(d)           81,986
TuranAlem Finance
 Bank Guaranteed
 01-22-37                               8.25              150,000(d)           64,500
UK SPV Credit Finance for JSC Commercial Bank Privatbank
 Secured
 02-06-12                               8.00              100,000(d)           98,937
                                                                      ---------------
Total                                                                         423,361
-------------------------------------------------------------------------------------


BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88               90,000(b,u)          8,550
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.5%)
Gibraltar Inds
 Series B
 12-01-15                               8.00            1,150,000             638,250
Odebrecht Finance
 10-18-17                               7.50              200,000(c,d)        158,123
                                                                      ---------------
Total                                                                         796,373
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Chemtura
 06-01-16                               6.88              500,000             255,000
INVISTA
 Sr Unsecured
 05-01-12                               9.25              800,000(d)          560,000
MacDermid
 Sr Sub Nts
 04-15-17                               9.50              500,000(d)          256,250
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13              606,265(l)          187,942
NALCO
 11-15-13                               8.88              600,000             507,000
                                                                      ---------------
Total                                                                       1,766,192
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.4%)
West Corp
 10-15-14                               9.50            1,000,000             550,000
 10-15-16                              11.00              120,000              55,800
                                                                      ---------------
Total                                                                         605,800
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


CONSUMER PRODUCTS (0.5%)
Clorox
 Sr Unsecured
 03-01-13                               5.00%            $185,000            $182,992
Jarden
 05-01-17                               7.50              750,000             510,000
                                                                      ---------------
Total                                                                         692,992
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.1%)
GRUPO KUO
 10-17-17                               9.75              150,000(c,d)        104,813
-------------------------------------------------------------------------------------


ELECTRIC (2.3%)
Aes Dominicana Energia Finance
 12-13-15                              11.00              200,000(c,d)         78,000
Energy Future Holdings
 11-01-17                              10.88              950,000(d)          684,000
Florida Power
 1st Mtge
 06-15-38                               6.40              130,000             145,176
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05              200,000             169,493
Majapahit Holding
 10-17-16                               7.75              200,000(c,d)        114,000
 06-28-17                               7.25              200,000(c,d)        112,250
Natl Power
 11-02-16                               6.88              300,000(c,d)        225,000
Nevada Power
 08-01-18                               6.50              220,000             213,490
NRG Energy
 02-01-16                               7.38              850,000             790,500
PacifiCorp
 1st Mtge
 09-15-13                               5.45              255,000             260,828
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90              180,000             208,507
Sierra Pacific Power
 Series M
 05-15-16                               6.00              415,000             397,139
                                                                      ---------------
Total                                                                       3,398,383
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.2%)
AMC Entertainment
 02-01-16                              11.00              400,000             279,500
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.8%)
Bertin Ltda
 Sr Unsecured
 10-05-16                              10.25              220,000(c,d)        121,000
Cerveceria Nacional Dominicana
 03-27-12                              16.00              200,000(c,d)        107,500
Cott Beverages USA
 12-15-11                               8.00              200,000             122,000
JBS
 02-07-11                               9.38              100,000(c)           85,000
Marfrig Overseas
 11-16-16                               9.63              120,000(c,d)         70,800
MHP
 Sr Secured
 11-30-11                              10.25              100,000(c,d)         46,125
Pinnacle Foods Finance LLC
 04-01-15                               9.25              500,000             322,500
 04-01-17                              10.63              550,000             297,000
                                                                      ---------------
Total                                                                       1,171,925
-------------------------------------------------------------------------------------


GAMING (1.4%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13              550,000             324,500
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13              175,000             112,000
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              10.75              150,000(d)           14,625
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00              750,000(d)          431,250
MGM Mirage
 06-01-16                               7.50              150,000              95,063
MGM Mirage
 Sr Secured
 11-15-13                              13.00              335,000(d)          321,600
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38              166,000(d)          142,760
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25              315,000             253,575
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38              300,000(d)          165,000
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00              210,000(d)          174,825
                                                                      ---------------
Total                                                                       2,035,198
-------------------------------------------------------------------------------------


GAS PIPELINES (1.7%)
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80              534,000             460,037
El Paso
 Sr Unsecured
 12-12-13                              12.00              320,000             317,600
 06-15-14                               6.88              805,000             649,889
TGI Intl
 10-03-17                               9.50              200,000(c,d)        182,000
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00            1,000,000             981,397
                                                                      ---------------
Total                                                                       2,590,923
-------------------------------------------------------------------------------------


HEALTH CARE (2.2%)
Community Health Systems
 07-15-15                               8.88            1,075,000             989,000
HCA
 Sr Unsecured
 02-15-16                               6.50            1,200,000             738,000
IASIS Healthcare LLC/Capital
 06-15-14                               8.75              585,000             453,375
Omnicare
 12-15-13                               6.75              250,000             212,500
Select Medical
 02-01-15                               7.63              500,000             265,000
Select Medical
 Sr Unsecured
 09-15-15                               8.83              380,000(i)          197,600
Vanguard Health Holding II LLC
 10-01-14                               9.00              600,000             501,000
                                                                      ---------------
Total                                                                       3,356,475
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (0.3%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50              500,000             380,000
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (2.0%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95              300,000             264,993
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              200,000(c)          166,428
Chesapeake Energy
 01-15-16                               6.63              850,000             671,500
EnCana Holdings Finance
 05-01-14                               5.80              850,000(c)          796,291
PetroHawk Energy
 07-15-13                               9.13               50,000              40,500
Quicksilver Resources
 08-01-15                               8.25              645,000             409,575
SandRidge Energy
 06-01-18                               8.00              740,000(d)          407,000
XTO Energy
 Sr Unsecured
 02-01-14                               4.90              185,000             165,823
                                                                      ---------------
Total                                                                       2,922,110
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.3%)
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90              220,000             181,201
TNK-BP Finance
 03-13-18                               7.88              425,000(c,d)        217,281
                                                                      ---------------
Total                                                                         398,482
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.1%)
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40              150,000(d)          132,118
-------------------------------------------------------------------------------------


MEDIA CABLE (1.8%)
Charter Communications Holdings II LLC/Capital
 10-01-13                              10.25              500,000(d)          170,000
 10-01-13                              10.25              500,000             180,000
Charter Communications Operating LLC/Capital
 Sr Secured
 04-30-14                               8.38              111,000(d)           84,915


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Comcast
 03-15-11                               5.50%            $750,000            $742,628
 03-15-37                               6.45              305,000             303,511
 05-15-38                               6.40              195,000             191,922
CSC Holdings
 Sr Unsecured
 06-15-15                               8.50              250,000(d)          220,000
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50            1,100,000             830,500
                                                                      ---------------
Total                                                                       2,723,476
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.9%)
British Sky Broadcasting Group
 02-23-09                               6.88              300,000(c)          300,969
EchoStar DBS
 02-01-16                               7.13              800,000             668,000
Intelsat Jackson Holdings
 06-15-16                              11.25              900,000(c)          819,000
Lamar Media
 08-15-15                               6.63              500,000             361,250
Lamar Media
 Series C
 08-15-15                               6.63              300,000             216,750
LBI Media
 Sr Sub Nts
 08-01-17                               8.50              138,000(d)           47,955
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              250,000             163,894
LIN Television
 05-15-13                               6.50              100,000              47,750
News America
 12-15-35                               6.40              265,000             244,928
Nielsen Finance LLC
 08-01-14                              10.00              750,000             600,000
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13              300,000             213,448
Thomson Reuters
 10-01-14                               5.70              350,000(c)          317,273
 07-15-18                               6.50              400,000(c)          363,737
                                                                      ---------------
Total                                                                       4,364,954
-------------------------------------------------------------------------------------


METALS (0.7%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38              850,000             697,000
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                              11.25              350,000(c,d)        150,500
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.60              500,000(i,l)        170,000
Vedanta Resources
 Sr Unsecured
 07-18-18                               9.50              100,000(c,d)         53,000
                                                                      ---------------
Total                                                                       1,070,500
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.4%)(c)
Gaz Capital
 Secured
 11-22-16                               6.21              100,000(d)           64,500
 08-16-37                               7.29              300,000(d)          174,000
Gaz Capital
 Sr Unsecured
 03-07-22                               6.51              300,000(d)          178,500
Gazstream
 07-22-13                               5.63               60,207(d)           49,670
KazMunaiGaz Finance
 07-02-18                               9.13              100,000(d)           65,483
                                                                      ---------------
Total                                                                         532,153
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.1%)
Cardtronics
 08-15-13                               9.25              228,000             159,600
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Vitro
 02-01-17                               9.13              300,000(c)           90,000
-------------------------------------------------------------------------------------


PAPER (0.7%)
Georgia-Pacific LLC
 06-15-15                               7.70              950,000             722,000
NewPage
 Sr Secured
 05-01-12                              10.00              834,000             366,960
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              110,000(b,v)         20,900
                                                                      ---------------
Total                                                                       1,109,860
-------------------------------------------------------------------------------------


RAILROADS (0.1%)
Burlington Northern Sante Fe
 Sr Unsecured
 01-15-15                               4.88              100,000              94,106
CSX
 Sr Unsecured
 04-01-15                               6.25               80,000              78,529
                                                                      ---------------
Total                                                                         172,635
-------------------------------------------------------------------------------------


REITS (--%)
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75               80,000              57,361
-------------------------------------------------------------------------------------


RETAILERS (0.3%)
Neiman Marcus Group
 Pay-in-kind
 10-15-15                               9.00              850,000(l)          374,000
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Controladora Comerical Mexicana
 (Mexican Peso)
 03-30-27                               8.70            5,100,000(b,c,d)      122,397
-------------------------------------------------------------------------------------


TECHNOLOGY (1.4%)
Communications & Power Inds
 02-01-12                               8.00              500,000             423,125
Flextronics Intl
 Sr Sub Nts
 11-15-14                               6.25              500,000(c)          372,500
SS&C Technologies
 12-01-13                              11.75              535,000             470,131
SunGard Data Systems
 08-15-13                               9.13              500,000             432,500
 08-15-15                              10.25              650,000             429,000
                                                                      ---------------
Total                                                                       2,127,256
-------------------------------------------------------------------------------------


TOBACCO (0.4%)
Philip Morris Intl
 Sr Unsecured
 03-17-14                               6.88              500,000             525,444
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.3%)
Erac USA Finance
 10-15-17                               6.38              200,000(d)          116,747
Hertz
 01-01-14                               8.88              550,000             338,250
                                                                      ---------------
Total                                                                         454,997
-------------------------------------------------------------------------------------


TREASURY (1.4%)(c)
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-13                               4.50               75,000             113,172
 07-04-14                               4.25              390,000             594,172
 01-04-18                               4.00              130,000             196,943
 07-04-34                               4.75               55,000              88,661
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Unsecured
 08-01-17                               5.25              200,000             298,554
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25        5,900,000,000             421,304
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00               37,000               5,739
Govt of Poland
 (Polish Zloty)
 03-24-10                               5.75               51,000              17,369
Govt of Sweden
 (Swedish Krona)
 05-05-14                               6.75              100,000              15,803
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-18-14                               9.50            2,000,000             157,125
United Kingdom Treasury
 (British Pound)
 09-07-14                               5.00               91,000             148,164
                                                                      ---------------
Total                                                                       2,057,006
-------------------------------------------------------------------------------------


WIRELESS (1.4%)
Centennial Communications
 Sr Nts
 01-01-13                               9.63              250,000(i)          242,500
MetroPCS Wireless
 11-01-14                               9.25              500,000             447,500
Nextel Communications
 Series D
 08-01-15                               7.38              285,000             119,700
Rogers Communications
 08-15-18                               6.80              200,000(c)          202,500


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELESS (CONT.)
Sprint Capital
 05-01-09                               6.38%            $400,000            $397,500
 01-30-11                               7.63              500,000             417,500
 03-15-12                               8.38              300,000             240,000
                                                                      ---------------
Total                                                                       2,067,200
-------------------------------------------------------------------------------------


WIRELINES (3.6%)
AT&T
 Sr Unsecured
 03-15-11                               6.25                5,000               5,112
 01-15-38                               6.30              280,000             307,069
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13              500,000(d)          235,000
Level 3 Financing
 03-15-13                              12.25              800,000             484,000
Qwest
 Sr Unsecured
 06-15-15                               7.63              925,000             758,500
Telecom Italia Capital
 11-15-13                               5.25              360,000(c)          274,500
Telefonica Europe
 09-15-10                               7.75            1,140,000(c)        1,157,514
TELUS
 Sr Unsecured
 06-01-11                               8.00              880,000(c)          875,237
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88              603,000             599,955
Windstream
 03-15-19                               7.00              850,000             654,500
                                                                      ---------------
Total                                                                       5,351,387
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $110,357,382)                                                      $99,186,027
-------------------------------------------------------------------------------------



SENIOR LOANS (24.9%)(p)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.4%)
Spirit AeroSystems
 Tranche B1 Term Loan
 09-30-13                               6.50%            $202,245            $168,874
TransDigm
 Term Loan
 06-23-13                               3.50              500,000             396,665
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-30-13                               2.72              125,000              90,000
                                                                      ---------------
Total                                                                         655,539
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.4%)
Delphi
 Debtor In Possession
 Tranche B Term Loan
 06-30-09                               9.25               50,000(b,m)         27,000
Delphi
 Debtor In Possession
 Tranche C Term Loan
 06-30-09                               7.94              350,000(b,m)         67,603
Exide Technologies
 Term Loan
 05-15-12                               4.25               49,375              32,094
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                               4.38                6,203               3,319
Goodyear Engineered Product
 Term Loan
 07-31-14                               4.38               43,313              23,172
Goodyear Tire & Rubber
 2nd Lien Term Loan
 04-30-14                               2.22              250,000             157,918
Mark IV Inds
 Tranche B Term Loan
 06-23-11                          5.97-8.48              442,945             143,957
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                          1.97-3.70              327,018             189,670
                                                                      ---------------
Total                                                                         644,733
-------------------------------------------------------------------------------------


BROKERAGE (--%)
Nuveen Investments
 Term Loan
 11-13-14                          3.46-4.47              124,375              46,952
-------------------------------------------------------------------------------------


CHEMICALS (1.4%)
Brenntag Holding
 Acquisition Term Loan
 01-20-14                               5.07                9,818(c)            7,486
Brenntag Holding
 Tranche B2 Term Loan
 01-20-14                               5.07               40,182(c)           31,141
Celanese
 Credit Linked Deposit
 04-02-14                               1.90              525,455(c)          359,059
Georgia Gulf
 Term Loan
 10-03-13                          7.75-8.50              124,644              82,732
Hexion Specialty Chemical
 Tranche C5 Term Loan
 05-05-13                               3.75               98,750              40,488
Huntsman Intl LLC
 Tranche B Term Loan
 08-16-12                               2.22              187,805             115,688
INVISTA
 Tranche B1 Term Loan
 04-29-11                               2.71              163,809             122,857
INVISTA
 Tranche B2 Term Loan
 04-29-11                               2.71               47,965              36,214
Kraton Polymers LLC
 Term Loan
 05-12-13                               5.31               96,045              50,424
Lyondell Chemical
 Tranche B2 Term Loan
 12-22-14                               7.00               99,500              44,775
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                               3.71              157,778              93,089
Millenium Chemicals
 2nd Lien Term Loan
 TBD                                     TBD              125,000(o,q)         62,500
Nalco Chemical
 Tranche B Term Loan
 11-04-10                          2.25-5.31              646,581             586,772
PQ
 1st Lien Term Loan
 07-31-14                          4.71-6.72               74,813              41,895
Univar
 Tranche B Term Loan
 10-10-14                               4.46              584,306(c)          346,687
                                                                      ---------------
Total                                                                       2,021,807
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.5%)
Flowserve
 Term Loan
 08-10-12                          2.94-3.00              622,347             553,888
Manitowoc
 Tranche B Term Loan
 08-25-14                               6.50              100,000              70,300
Xerium Technologies
 Tranche B Term Loan
 05-18-12                               6.96              265,283             168,455
                                                                      ---------------
Total                                                                         792,643
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.8%)
Amscan Holdings
 Term Loan
 05-27-13                          3.72-4.42              162,932             105,906
Central Garden & Pet
 Tranche B Term Loan
 09-30-12                          1.97-3.75              179,565             109,534
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                               2.72               16,625               9,144
Fender Musical Instruments
 Term Loan
 06-09-14                               3.71               32,917              18,104
Jarden
 Tranche B1 Term Loan
 01-24-12                               3.21              326,536             242,182
Jarden
 Tranche B3 Term Loan
 01-24-12                               3.96              200,000             152,334
Prestige Brands
 Tranche B Term Loan
 04-06-11                          2.71-2.72              235,317             187,077
Visant
 Tranche C Term Loan
 12-21-11                               5.17              486,372             376,939
                                                                      ---------------
Total                                                                       1,201,220
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.5%)
Contech Construction Products
 Term Loan
 01-31-13                               3.88              374,529             205,991
Foamex Intl
 1st Lien Term Loan
 02-12-13                          4.45-8.07              243,647              73,094


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
DIVERSIFIED MANUFACTURING (CONT.)
Johnson Diversey
 Delayed Draw Term Loan
 12-16-10                               5.19%             $55,559             $47,781
Johnson Diversey
 Tranche B Term Loan
 12-16-11                               5.19              164,887             141,803
New Customer Service
 Term Loan
 05-22-14                          4.69-7.02              149,098              99,895
Rexnord Holdings
 Tranche B2 Term Loan
 07-19-13                               2.46              161,198             112,839
                                                                      ---------------
Total                                                                         681,403
-------------------------------------------------------------------------------------


ELECTRIC (1.5%)
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                               7.65              356,528             314,994
Bicent Power LLC
 Tranche B 1st Lien Term Loan
 06-30-14                               3.46               14,037               8,422
Boston Generating LLC
 1st Lien Revolving Credit Term Loan
 12-20-13                               1.33                9,769               5,744
Boston Generating LLC
 1st Lien Synthetic Letter of Credit
 12-20-13                               1.33               34,891              20,514
Boston Generating LLC
 Tranche B 1st Lien Term Loan
 12-20-13                               2.71              154,946              91,100
Covanta Energy
 Letter of Credit
 02-10-14                               1.33              164,948             136,358
Covanta Energy
 Term Loan
 02-10-14                          2.00-3.75              330,026             272,822
Dynegy Holdings
 Letter of Credit
 04-02-13                               1.97              184,888             138,851
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                          3.96-5.89              398,184             274,416
La Paloma Generating LLC
 Acquisition Term Loan
 08-16-12                               3.21                1,027                 673
NE Energy
 Synthetic Letter of Credit
 11-01-13                               1.35                5,707               4,109
NE Energy
 Tranche B 1st Lien Term Loan
 11-01-13                               4.13               44,293              31,891
NRG Energy
 Credit Linked Deposit
 02-01-13                               1.36              160,950             140,228
NRG Energy
 Term Loan
 02-01-13                          1.96-2.96              327,941             285,718
Reliant Energy
 Letter of Credit
 06-30-14                               1.88               50,000              37,167
TPF Generating Holdings
 1st Lien Synthetic Letter of Credit
 12-15-13                               1.36               61,739              51,398
TPF Generating Holdings
 1st Lien Term Loan
 12-15-13                               2.46              293,907             244,678
TPF Generating Holdings
 Synthetic Revolver Term Loan
 12-15-11                               1.36               19,354              16,112
USPF Holdings LLC
 Term Loan
 04-11-14                               2.95              175,439(n)          129,825
                                                                      ---------------
Total                                                                       2,205,020
-------------------------------------------------------------------------------------


ENTERTAINMENT (1.5%)
24 Hour Fitness
 Tranche B Term Loan
 06-08-12                          2.97-6.71               99,237              57,557
AMC Entertainment
 Term Loan
 01-26-13                               2.22              530,630             383,380
Cedar Fair LP
 Term Loan
 08-30-12                               2.46              497,455             316,819
Cinemark USA
 Term Loan
 10-05-13                          2.95-4.93              633,261             456,581
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                               8.21              200,000              60,000
Hit Entertainment
 Term Loan
 03-20-12                               4.96              354,652             145,407
Regal Cinemas
 Term Loan
 10-27-13                               3.21              691,658             506,066
Six Flags Theme Parks
 Tranche B Term Loan
 04-30-15                          2.73-6.14              453,268             262,895
Universal City Development Partners
 Term Loan
 06-09-11                          6.00-7.82              100,000              86,000
                                                                      ---------------
Total                                                                       2,274,705
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.2%)
Aramark
 Letter of Credit
 01-26-14                               2.00               37,334              30,774
Aramark
 Term Loan
 01-26-14                               3.33              587,666             484,407
Bolthouse Farms
 1st Lien Term Loan
 TBD                                     TBD              225,000(o,q)        171,000
Constellation Brands
 Tranche B Term Loan
 06-05-13                          2.94-3.69              723,084             638,484
Dean Foods
 Tranche B Term Loan
 04-02-14                          1.97-2.96              454,437             382,863
Wrigley
 Tranche B Term Loan
 10-06-14                               7.75              100,000              95,500
                                                                      ---------------
Total                                                                       1,803,028
-------------------------------------------------------------------------------------


GAMING (1.6%)
Ameristar Casinos
 Term Loan
 11-10-12                               2.47              315,896             192,696
BLB Wembly
 1st Lien Term Loan
 07-18-11                               5.69              262,593             105,037
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-16-14                          2.71-4.15              471,260             434,737
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-17-13                               2.76              571,506             527,214
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-14                               4.76               25,000              18,750
CCM Merger
 Tranche B Term Loan
 07-13-12                          3.46-4.19              319,758             134,298
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 TBD                                     TBD               75,000(o,q,r)       19,875
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               5.44              150,000              39,750
Golden Nugget
 1st Lien Term Loan
 TBD                                     TBD               24,242(o,q,r)        6,303
 06-30-14                          2.47-3.83               75,758              19,697
Golden Nugget
 2nd Lien Term Loan
 12-31-14                               3.73               50,000               3,500
Greektown Holdings LLC
 Debtor In Possession
 Delayed Draw Term Loan
 TBD                                     TBD               95,650(m,o,q)       85,129
 06-01-09                               8.93              554,350(m)          493,372
Greektown Holdings LLC
 Tranche B Term Loan
 12-03-12                               7.00               74,775              33,275
Green Valley Ranch Gaming LLC
 2nd Lien Term Loan
 08-16-14                               5.08              300,000              46,500
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                               3.00               31,074              25,403
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                               3.00              111,882              91,464
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                               3.00              102,896              84,118
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
 05-23-14                               2.22               19,950               9,243


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                               2.22%             $79,000             $36,603
                                                                      ---------------
Total                                                                       2,406,964
-------------------------------------------------------------------------------------


GAS PIPELINES (0.1%)
Calumet Lubricants
 Credit Linked Deposit
 01-03-15                               4.00               14,368               7,184
Calumet Lubricants
 Term Loan
 01-03-15                               6.15              108,060              54,030
Coffeyville Resources
 Letter of Credit
 12-28-10                               5.36               16,641              11,607
Coffeyville Resources
 Tranche D Term Loan
 12-30-13                          8.50-9.13               54,389              37,936
                                                                      ---------------
Total                                                                         110,757
-------------------------------------------------------------------------------------


HEALTH CARE (3.0%)
AGA Medical
 Tranche B Term Loan
 04-28-13                          3.44-5.10              200,000(n)          150,000
Biomet
 Term Loan
 03-25-15                               4.46               49,500              41,775
Capella Healthcare
 1st Lien Term Loan
 02-28-15                               5.75              124,375              96,391
Carestream Health
 1st Lien Term Loan
 04-30-13                               5.42              575,990             345,594
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               12,164(o,q)          9,469
Community Health Systems
 Term Loan
 TBD                                     TBD              237,836(o,q)        185,156
DaVita
 Tranche B1 Term Loan
 10-05-12                          1.97-6.32              780,893             685,623
Emdeon Business Services LLC
 1st Lien Term Loan
 11-16-13                               3.46              174,077             121,854
HCA
 Tranche B Term Loan
 11-18-13                               3.71              307,200             239,702
Health Management Associates
 Tranche B Term Loan
 02-28-14                               3.21              498,675             308,764
IASIS Healthcare LLC
 Delayed Draw Term Loan
 03-14-14                               2.46              475,755             340,560
IASIS Healthcare LLC
 Synthetic Letter of Credit
 03-14-14                               0.37              127,186              91,044
inVentiv Health
 Term Loan
 07-07-14                               3.21               23,277              18,330
Inverness Medical
 1st Lien Term Loan
 06-26-14                          3.47-3.89               49,375              32,999
Inverness Medical
 2nd Lien Term Loan
 06-26-15                               6.14              500,000             305,000
Life Technologies
 Tranche B Term Loan
 11-21-15                               5.25              150,000             140,250
Natl Mentor Holdings
 Letter of Credit
 06-29-13                               2.08                7,161               4,583
Natl Mentor Holdings
 Tranche B Term Loan
 06-29-13                               3.46              117,240              75,033
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                               3.71              523,188             459,532
Select Medical
 Tranche B Term Loan
 02-24-12                          4.15-4.25               74,422              51,537
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                               7.00               41,082              29,579
Stiefel Laboratories
 Term Loan
 12-28-13                               7.00               53,711              38,672
Surgical Care Affiliates
 Term Loan
 12-29-14                               3.46               24,688              13,249
Vanguard Health Systems
 Term Loan
 09-23-11                          2.72-3.71              747,301             611,853
                                                                      ---------------
Total                                                                       4,396,549
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.1%)
Quicksilver Resources
 2nd Lien Term Loan
 08-08-13                               7.75              117,188              75,586
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.1%)
Conseco
 Term Loan
 10-10-13                               3.83              288,103             167,100
-------------------------------------------------------------------------------------


MEDIA CABLE (1.5%)
Cequel Communications LLC
 Term Loan
 11-05-13                          4.24-6.33              248,111             159,721
Charter Communications Operating LLC
 Term Loan
 03-06-14                          4.16-5.47              496,250             362,401
CSC Holdings Incremental Term Loan
 03-29-13                               2.95              369,517             311,318
Discovery Communications
 Tranche B Term Loan
 05-14-14                               3.46                1,250               1,031
Mediacom Communications
 Tranche D2 Term Loan
 01-31-15                               2.20              361,390             238,518
NTL Telewest
 Tranche B4 Term Loan
 09-03-12                               7.33              838,564(c)          679,237
Telesat
 Tranche 1 Term Loan
 10-31-14                          3.47-6.52               91,435(c)           61,764
Telesat
 Tranche 2 Term Loan
 10-31-14                               4.46                7,853(c)            5,305
Weather Channel
 Term Loan
 09-14-15                               7.25              450,000             397,499
                                                                      ---------------
Total                                                                       2,216,794
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.8%)
Advanstar Communications
 1st Lien Term Loan
 06-02-14                               3.71               74,063              26,848
Advanstar Communications
 2nd Lien Term Loan
 11-28-14                               6.46               25,000              10,000
CanWest Media
 Tranche D Term Loan
 07-10-14                               4.20               49,250(c)           23,886
Cengage Learning
 Term Loan
 07-03-14                               2.96              557,173             360,175
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                          2.22-3.65               50,000              20,500
CMP Susquehanna
 Term Loan
 05-05-13                          2.50-3.91              346,323              64,648
Cumulus Media
 Term Loan
 06-11-14                               3.58              439,236             139,093
CW Media Holdings
 Tranche B Term Loan
 02-16-15                               4.71              198,000             126,720
Deluxe Communications
 Tranche A Credit Linked Deposit
 05-11-13                               1.36               13,924               9,050
Deluxe Communications
 Tranche B Term Loan
 05-11-13                          3.71-5.67              266,682             173,344
Deluxe Communications
 Tranche C Term Loan
 05-11-13                               3.71               25,713              16,713
DirecTV Holdings LLC
 Tranche B Term Loan
 04-13-13                               1.96              458,509             401,196
Emmis Operating
 Tranche B Term Loan
 11-01-13                          2.47-3.47              417,769             125,331
Gate House Media
 Term Loan
 08-28-14                               4.12              700,000              97,300
Gray Television
 Tranche B Term Loan
 12-31-14                          3.37-5.65              327,714             124,531


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Intelsat
 Tranche B2A Term Loan
 01-03-14                               6.65%            $164,187            $124,508
Intelsat
 Tranche B2B Term Loan
 01-03-14                               6.65              164,138             124,470
Intelsat
 Tranche B2C Term Loan
 01-03-14                               6.65              164,138             124,470
Intelsat Jackson Holdings
 Term Loan
 02-01-14                          6.83-6.88              625,000(c)          428,750
Lodgenet Entertainment
 Term Loan
 04-04-14                               3.46              291,450             106,379
MediaNews Group
 Tranche C Term Loan
 08-02-13                               4.21              164,095              42,665
Newsday
 Term Loan
 08-01-13                               9.01               25,000              19,500
Nielsen Finance LLC
 Term Loan
 08-09-13                          3.83-4.39              420,606             282,508
Penton Media
 1st Lien Term Loan
 02-01-13                          2.71-5.67              493,734             172,807
Penton Media
 2nd Lien Term Loan
 02-01-14                               8.42               75,000              13,125
Quebecor Media
 Tranche B Term Loan
 01-17-13                               6.82              245,581(c)          196,465
Revolution Studios
 Tranche B Term Loan
 12-21-14                               4.22              291,296             174,778
Spanish Broadcasting System
 1st Lien Term Loan
 06-11-12                               3.21              374,840              93,710
Tribune Company
 Tranche B Term Loan
 06-04-14                               5.25               98,750              27,650
Tribune Company
 Tranche X Term Loan
 06-04-09                               7.08               17,067               4,754
Univision Communications
 Term Loan
 09-29-14                               2.71              800,000             326,448
Young Broadcasting
 Incremental Term Loan
 11-03-12                               4.00                   46                  15
Young Broadcasting
 Term Loan
 11-03-12                               4.00                  274                  92
Zuffa LLC
 Term Loan
 06-19-15                               2.50               24,688              15,306
                                                                      ---------------
Total                                                                       3,997,735
-------------------------------------------------------------------------------------


METALS (0.4%)
Aleris Intl
 Term Loan
 12-19-13                               2.56              259,168              99,456
Algoma Steel
 Term Loan
 06-20-13                               4.42              328,637(c)          197,181
Edgen Murray
 2nd Lien Term Loan
 05-11-15                               8.24               25,000              17,500
Edgen Murray
 Term Loan
 05-12-14                          3.95-4.99               49,376              29,955
Mueller Group
 Tranche B Term Loan
 05-24-14                          2.21-5.17               23,306              15,557
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               4.24               19,673              11,410
Novelis
 Term Loan
 07-06-14                               3.46              296,869(c)          185,543
                                                                      ---------------
Total                                                                         556,602
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.2%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.71-4.49              458,777             285,969
Venoco
 2nd Lien Term Loan
 05-07-14                               6.25              100,000              64,500
                                                                      ---------------
Total                                                                         350,469
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.4%)
Ameritrade Holding
 Tranche B Term Loan
 12-31-12                               2.38              638,198             542,468
Asurion
 1st Lien Term Loan
 07-03-14                          4.83-5.71              100,000              67,188
                                                                      ---------------
Total                                                                         609,656
-------------------------------------------------------------------------------------


OTHER INDUSTRY (--%)
Lender Processing Services
 Tranche B Term Loan
 07-01-14                               2.96               74,813              69,389
-------------------------------------------------------------------------------------


PACKAGING (0.8%)
BWAY
 Tranche B Term Loan
 07-17-13                          3.69-3.88              161,714             121,286
Graham Packaging
 Term Loan
 10-07-11                          2.75-6.31              397,980             287,341
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                          3.21-7.50              444,545             331,742
Solo Cup
 Tranche B1 Term Loan
 02-27-11                          4.65-5.75              571,853             471,207
                                                                      ---------------
Total                                                                       1,211,576
-------------------------------------------------------------------------------------


PAPER (0.5%)
Georgia-Pacific LLC
 Tranche B Term Loan
 12-20-12                          2.58-4.19              443,913             362,900
Smurfit-Stone Container Enterprises
 Term Loan
 11-01-10                               2.10              291,100(b,v)        181,646
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                          3.44-4.25              326,359(b,v)        203,648
                                                                      ---------------
Total                                                                         748,194
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.3%)
Cardinal Health
 Term Loan
 04-10-14                               3.71              674,420             401,280
-------------------------------------------------------------------------------------


RAILROADS (0.1%)
RailAmerica
 Term Loan
 08-14-08                               7.88              140,880             118,339
 08-14-09                               7.88                9,120               7,661
                                                                      ---------------
Total                                                                         126,000
-------------------------------------------------------------------------------------


REFINING (0.1%)
Western Refining
 Term Loan
 05-30-14                               9.25              458,482             223,510
-------------------------------------------------------------------------------------


REITS (0.1%)
Capital Automotive
 Tranche B Term Loan
 12-16-10                               3.19              367,989             133,702
-------------------------------------------------------------------------------------


RESTAURANTS (0.4%)
Arby's Restaurant Group
 Term Loan
 07-25-12                          2.71-5.76              363,514             229,621
Buffets
 Letter of Credit
 05-01-13                               1.36              350,992(b)           81,079
Buffets
 Tranche 3 Term Loan
 01-22-09                               7.71              113,169(b)           26,142
Dennys
 Credit Linked Deposit
 12-15-11                               0.44              123,333              88,800
El Pollo Loco
 Term Loan
 11-18-11                               3.96              180,020             108,012
                                                                      ---------------
Total                                                                         533,654
-------------------------------------------------------------------------------------


RETAILERS (1.2%)
Davids Bridal
 Term Loan
 01-31-14                          2.46-3.46              529,841             302,009
General Nutrition Centers
 Term Loan
 09-16-13                          3.72-6.31              200,000             133,000
Gregg Appliances
 Term Loan
 07-25-13                          2.47-2.59               22,313              11,156


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
10 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RETAILERS (CONT.)
Lone Star Steakhouse & Saloon
 Term Loan
 07-06-14                               4.66%             $24,688             $13,578
Pantry
 Delayed Draw Term Loan
 05-15-14                               2.22              160,153              99,295
Pantry
 Term Loan
 05-15-14                               2.22              556,312             344,914
Pep Boys-Manny Moe & Jack
 Term Loan
 10-27-13                               4.18              240,122             144,073
PETCO Animal Supplies
 Term Loan
 10-26-13                          2.71-5.67              174,114             110,562
Rent-A-Center
 Tranche B Term Loan
 06-30-12                               3.64              104,689              88,985
Sally Holdings LLC
 Tranche B Term Loan
 11-16-13                          2.72-4.50              447,711             321,234
Sports Authority
 Term Loan
 05-03-13                               3.71              454,192             245,264
                                                                      ---------------
Total                                                                       1,814,070
-------------------------------------------------------------------------------------


SUPERMARKETS (0.2%)
Supervalu
 Tranche B Term Loan
 06-02-12                               2.69              455,675             359,983
-------------------------------------------------------------------------------------


TECHNOLOGY (0.7%)
BearingPoint
 Letter of Credit
 05-18-12                               5.46               50,000              15,000
BearingPoint
 Term Loan
 05-18-12                               3.96               49,250              14,775
Brocade Communications Systems
 Term Loan
 10-07-13                               7.00              100,000              82,000
CACI Intl
 Tranche B2 Term Loan
 05-03-11                          2.70-3.38              315,981             287,543
Freescale Semiconductor
 Term Loan
 11-29-13                               3.93              294,737             171,537
Infor Global Solutions
 Delayed Draw Term Loan
 07-30-12                               5.21               86,765              43,816
Infor Global Solutions
 Term Loan
 07-30-12                               5.21              166,293              83,978
Metavante
 Term Loan
 11-01-14                               4.94               74,438              56,200
Reynolds & Reynolds
 1st Lien Term Loan
 10-26-12                               2.46              412,633             189,811
Sabre
 Term Loan
 09-30-14                          3.89-5.42              300,000             127,071
Verint Systems
 Term Loan
 05-27-14                               4.45               23,462(n)           11,496
                                                                      ---------------
Total                                                                       1,083,227
-------------------------------------------------------------------------------------


TEXTILE (0.3%)
Hanesbrands
 Tranche A Term Loan
 TBD                                     TBD              142,212(o,q)        121,829
Levi Strauss & Co
 Term Loan
 03-27-14                               3.45              100,000              57,000
St. John Knits Intl
 Term Loan
 03-23-12                               3.51              100,985              65,640
William Carter
 Term Loan
 07-14-12                          1.96-4.92              276,335             225,213
                                                                      ---------------
Total                                                                         469,682
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (--%)
Hertz
 Letter of Credit
 12-21-12                               1.53              110,430              66,700
-------------------------------------------------------------------------------------


WIRELESS (1.2%)
Alltel Communications
 Tranche B2 Term Loan
 05-15-15                               4.37              723,995             712,048
Cellular South
 Delayed Draw Term Loan
 05-29-14                               5.01               87,500              73,500
Cellular South
 Term Loan
 05-29-14                          1.97-5.04              259,219             217,744
Centennial Cellular Operating LLC
 Term Loan
 02-09-11                          3.46-4.20              362,697             342,749
Crown Castle Operating
 Tranche B Term Loan
 03-06-14                               5.38               53,109              36,380
Hawaiian Telecom
 Tranche C Term Loan
 05-30-14                               4.75               28,180              10,708
MetroPCS Wireless
 Tranche B Term Loan
 11-03-13                          2.75-5.50              330,689             265,931
Ntelos
 Tranche B1 Term Loan
 08-24-11                               2.72              141,054             118,016
PAETEC Holding
 Incremental Term Loan
 02-28-13                               2.96               99,250              58,558
                                                                      ---------------
Total                                                                       1,835,634
-------------------------------------------------------------------------------------


WIRELINES (0.6%)
Alaska Communications Systems Holdings
 Term Loan
 02-01-12                               3.21              398,120             310,534
Iowa Telecommunications Services
 Tranche B Term Loan
 11-23-11                          3.19-3.22              500,000             400,000
Time Warner Telecom Holdings
 Tranche B Term Loan
 01-07-13                          2.47-4.20              224,695             170,487
                                                                      ---------------
Total                                                                         881,021
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $53,576,938)                                                       $37,172,884
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              6,628,161(t)          $6,628,161
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,628,161)                                                         $6,628,161
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $182,781,529)(w)                                                  $151,116,239
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
11 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2008


                                                         NUMBER OF                                  UNREALIZED
                                                         CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION                                   LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                      34        $4,693,594    March 2009      $439,550
U.S. Treasury Note, 2-year                                   68        14,828,250    April 2009       196,802
U.S. Treasury Note, 5-year                                  (37)       (4,405,024)   April 2009      (102,190)
U.S. Treasury Note, 10-year                                  (3)         (377,250)   March 2009       126,111
----------------------------------------------------------------------------------------------------------------
Total                                                                                                $660,273
----------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2008


                                                      CURRENCY TO            CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE                                        BE DELIVERED            BE RECEIVED      APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                 1,068,000              849,176          $--       $(29,460)
                                                       Canadian Dollar          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                   630,000              834,202           --        (45,413)
                                                European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                   394,000              560,745       10,636             --
                                                European Monetary Unit          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                52,710,000              584,465        3,247             --
                                                          Japanese Yen          U.S. Dollar
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                   575,305              842,000       23,402             --
                                                           U.S. Dollar    Australian Dollar
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                   883,847              596,000           --        (14,550)
                                                           U.S. Dollar        British Pound
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                     5,823                4,000           12             --
                                                           U.S. Dollar        British Pound
-------------------------------------------------------------------------------------------------------------------------
Jan. 7, 2009                                                 1,357,283            2,510,000      115,518             --
                                                           U.S. Dollar   New Zealand Dollar
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $152,815       $(89,423)
-------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2008, the value of foreign securities represented 15.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2008, the value of these securities amounted to $8,810,053 or 5.9% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2008.


--------------------------------------------------------------------------------
12 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2008.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(n) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     AGA Medical Tranche B Term Loan
       3.44-5.10% 2013                    01-11-08 thru 10-01-08      $176,356
     USPF Holdings LLC Term Loan
       2.95% 2014                                10-27-08              132,668
     Verint Systems Term Loan
       4.45% 2014                                05-23-07               23,344


(o) At Dec. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,864,738.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) At Dec. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                                  UNFUNDED
     BORROWER                                                                    COMMITMENT
     --------------------------------------------------------------------------------------
     Fontainebleau Las Vegas LLC
       Delayed Draw                                                                $66,452
     Golden Nugget
       1st Lien                                                                     24,242

     --------------------------------------------------------------------------------------
     Total                                                                         $90,694
     --------------------------------------------------------------------------------------


(s) At Dec. 31, 2008, investments in securities included securities valued at $314,457 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(t) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(u) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(v) On Jan. 26, 2009, Smurfit-Stone Container Enterprises filed a Chapter 11 bankruptcy petition.

(w) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $182,782,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $3,006,000
     Unrealized depreciation                                                      (34,672,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(31,666,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
13 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                     FAIR VALUE AT DEC. 31, 2008
                                                     ----------------------------------------------------------
                                                          LEVEL 1         LEVEL 2
                                                       QUOTED PRICES       OTHER        LEVEL 3
                                                         IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                               $20,489,983    $128,873,031   $1,753,225   $151,116,239
Other financial instruments*                                660,273          63,392           --        723,665

---------------------------------------------------------------------------------------------------------------
Total                                                   $21,150,256    $128,936,423   $1,753,225   $151,839,904
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                   INVESTMENTS IN    OTHER FINANCIAL
                                                                     SECURITIES        INSTRUMENTS
----------------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                         $3,279,214          $80,044
  Accrued discounts/premiums                                              1,471               --
  Realized gain (loss)                                                    2,376                *
  Change in unrealized appreciation (depreciation)                   (1,247,133)         (80,044)
  Net purchases (sales)                                                 (57,181)              --
  Transfers in and/or out of Level 3                                   (225,522)              --

----------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                          $1,753,225              $--
----------------------------------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Oct. 1, 2008 to Dec. 31, 2008 for Other financial instruments was $533,893.





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
14 RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategic Allocation Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009

By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 26, 2009